UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2021

Date of reporting period:	September 1, 2020 – August 31, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Retirement Advantage Funds

Annual report
8 | 31 | 21

Putnam Retirement Advantage Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam Retirement
Advantage
Funds

Putnam Retirement Advantage 2065 Fund	Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage Maturity Fund

Annual report
8 | 31 | 21

Message from the Trustees

October 13, 2021

Dear Fellow Shareholder:

As the season changes to autumn, U.S. financial markets continue to generally perform well. Impressive corporate earnings have helped stock prices this year. Markets could face headwinds as the Federal Reserve weighs when to pare back its supportive policy measures. The Covid-19 pandemic also persists.

Putnam’s research teams, practicing their active discipline, continue to look for attractive new opportunities that the market may be mispricing. They carefully consider both potential return and risk as they select securities for portfolios to serve your financial objectives.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for Retirement Advantage Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–28 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

* The inception date of each fund (other than the 2065 Fund) is 12/31/19. For these funds, performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares. The inception date of the 2065 Fund is 12/30/20. Life of fund return for the 2065 Fund is cumulative.

See above and pages 8–28 for additional fund performance information. Index descriptions can be found on pages 35–36.

All Bloomberg indices provided by Bloomberg Index Services Limited.

2 Retirement Advantage Funds

How were market conditions during the 12-month reporting period?

Global financial markets proved to be surprisingly resilient during the 12-month period. Key equity market indexes advanced, driven by widespread Covid-19 vaccinations, fiscal stimulus, accommodative monetary policy, and signs of economic recovery. However, stocks and other risk assets came under pressure periodically due to rising inflation, concerns that a speedy economic recovery could prompt an end to easy monetary policy, and the spread of the highly contagious Delta variant. The S&P 500 Index, a broad measure of U.S. stocks, rose 31.17%, repeatedly setting new highs, particularly in the final months of the period. International stocks, as measured by the MSCI EAFE Index [ND], climbed 26.12%.

The Federal Reserve continued to purchase billions in corporate bonds and exchange-traded funds, helping to keep interest rates low. In the first quarter of 2021, stimulus-fueled growth and inflation expectations drove yields on all but very short-term government debt higher and bond prices lower. Investors feared that inflationary pressures would eventually lead the Fed to raise short-term rates. These worries slightly subsided and markets calmed when the Fed called the rise in inflation “transitory” and stated it will not rush into raising rates. At the end of the Fed’s

Retirement Advantage Funds 3

Jackson Hole symposium in August 2021, Fed Chair Jerome Powell offered no timetable on asset tapering. However, he stated the timing of asset tapering is not meant to signal the timing of future rate hikes and that the Fed will continue to take a cautious approach to raising interest rates. Some central banks across Europe and Latin America have already started to lift rates. The European Central Bank is maintaining its easy monetary policy but opted to reduce the pace of net asset purchases under its pandemic emergency purchase program. The rate-sensitive Bloomberg U.S. Aggregate Bond Index declined -0.08% for the period. The yield on 10-year U.S. Treasury notes, which helps set borrowing costs on everything from mortgages to corporate debt, rose from 0.72% on August 31, 2020, to 1.30% on August 31, 2021.

How did the Putnam Retirement Advantage Funds perform during the 12 months ended August 31, 2021?

All of the Retirement Advantage Funds delivered positive returns, with mixed results compared to their respective benchmark during the period. The funds’ positive returns were primarily a result of U.S. equity market strength.

Putnam Retirement Advantage Funds invest in one or more Putnam mutual funds [underlying funds] to create a diversified target-date portfolio. We use an important tool called a glide path to determine the funds’ allocations among asset classes and the underlying funds over time. With the glide path as a reference point, our portfolio managers make tactical decisions based on our analysis of current market risks and opportunities. Funds intended for investors further from retirement outperformed near-retirement funds during the period.

What investment decisions influenced the funds’ performance during the period?

Overall, our asset allocation decisions [for the underlying funds] enhanced benchmark-relative performance. During the period, we were active in adjusting our allocation mix. The portfolios entered the period closely aligned with the custom benchmarks, before benefiting from allocation calls in the fourth quarter of 2020. In early October 2020, we moved to an overweight equity position citing strong market breadth and other bullish quantitative signals. Being slightly overweight credit risk and slightly underweight interest-rate risk at various points in the fourth quarter of 2020 also added value.

Allocation calls to equities and commodities were the primary drivers of continued dynamic asset allocation strength from January 2021 through period-end. The funds ranged from slightly overweight to overweight equity risk relative to the custom benchmarks before moving to neutral at the end of August 2021. These positions benefited the portfolios as stocks soared to new highs with more stimulus and Covid-19 vaccine progress. An out-of-benchmark long position to commodity risk, implemented in January 2021, also aided performance. This tactical position was removed toward period-end.

Active implementation detracted from benchmark-relative performance. Strategic global macroeconomic trades and security selection within our fundamental U.S. large-cap growth sleeve weighed on performance during the period. This weakness was partially offset by positive contributions from our quantitative U.S. large-cap equity and international developed equity strategies. For managing quantitative strategies, our team researches the history of stock markets to identify characteristics of stocks [factors] that have been rewarded with excess risk-adjusted returns. In the recent past, many factor-based quantitative models, particularly those that emphasize “value” factors, have struggled. Performance in these factors and in our quantitative strategies overall began to turn favorably in late 2020. Fixed income security selection was slightly additive over the period, particularly a strategy focused on structured mortgage credit.

4 Retirement Advantage Funds

What is your near-term outlook for the markets?

Despite recent volatility caused by concerns around central bank asset-purchase tapering, inflation, and surging cases of Covid-19, markets have recovered significantly this year. The stimulative monetary and fiscal policy backdrop among the Group of Ten [G10] advanced countries, historically strong earnings, positive economic data, and ample liquidity fueled the performance of financial markets. While we remain optimistic about the recovery, we anticipate more volatility ahead as investors weigh the impact of a shift in central bank policy and the unlikelihood of further stimulus. The Fed’s rate-setting committee indicated in September 2021 that it could start to taper its $120 billion in monthly asset purchases as soon as its next scheduled meeting in early November. New projections released at the end of the Fed’s two-day policy meeting showed half of 18 Fed officials expect to raise interest rates by the end of 2022.

Given the current environment, our outlook on equities is neutral. This position is supported by a combination of factors including seasonally increased volatility, peak earnings growth, and the rising likelihood that asset tapering will begin over the next few months. While we maintain a positive disposition toward equities, we feel risks have become more balanced.

In fixed income, our outlook on credit is also neutral. Given that spreads have been hovering at the tight end of their recent range and volatility and defaults are extremely low relative to historical levels, we expect an uptick in volatility and thus a lower risk-adjusted return as opposed to a substantial widening in spreads. Our outlook on interest-rate-sensitive fixed income is slightly bearish, as we believe risks are skewed to higher yields given the expectations for continued economic momentum and temporary inflation spikes. We expect upward pressure on yields as asset tapering and a potential shift in Fed rate policy approach.

Against this backdrop, we continue to have conviction in our investment strategies based on their strong long-term results.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Retirement Advantage Funds 5

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by each fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Composition of the funds’ underlying investments

Historically, each Putnam Retirement Advantage Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of August 31, 2021. For more information, please see each fund’s prospectus.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Income Strategies Portfolio

The portfolio focuses on fixed-income securities, including U.S. government obligations, corporate bonds, and securitized debt instruments of any credit quality. The fund’s strategic fixed-income allocation is 75% (with a range of 50% to 95%), with the balance invested in equities (with a range of 5% to 50%) and other instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Short Term Investment Fund

The fund invests in a diversified portfolio of short-duration, investment-grade fixed-income securities to generate income, maintain liquidity, and preserve capital. The portfolio includes U.S. Treasuries, agency mortgage-backed securities, and a variety of investment-grade corporate bonds and notes.

Each Retirement Advantage Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets

6 Retirement Advantage Funds

from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 8/31/21

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund Class P	78.2%	76.2%	56.6%	31.5%	9.1%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund Class P	21.4%	23.3%	42.8%	67.9%	89.5%	83.7%	36.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	13.6%	59.6%	78.6%	14.6%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	10.3%	56.7%	0.0%
Putnam Short Term Investment
Fund Class G	0.4%	0.5%	0.5%	0.5%	1.4%	2.7%	3.6%	4.4%	4.4%	0.0%
Putnam Income
Strategies Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	6.6%	24.3%	100.0%

Percentages are based on net assets as of 8/31/21. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

Retirement Advantage Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended August 31, 2021, the end of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by the funds.

Fund performance Total return for periods ended 8/31/21

Life of fund
2065 Fund
Class A (12/30/20)
Before sales charge	18.80%
After sales charge	11.97
Class C (12/30/20)
Before CDSC	18.20
After CDSC	17.20
Class R (12/30/20)
Net asset value	18.50
Class R3 (12/30/20)
Net asset value	18.70
Class R4 (12/30/20)
Net asset value	18.90
Class R5 (12/30/20)
Net asset value	19.00
Class R6 (12/30/20)
Net asset value	19.10
Class Y (12/30/20)
Net asset value	19.00

8 Retirement Advantage Funds

Fund performance Total return for periods ended 8/31/21 cont.

	Life of fund	Annual average	1 year
2060 Fund
Class A (9/1/20)
Before sales charge	37.84%	21.23%	29.56%
After sales charge	29.91	17.00	22.11
Class C (9/1/20)
Before CDSC	36.12	20.32	28.59
After CDSC	36.12	20.32	27.59
Class R (9/1/20)
Net asset value	36.83	20.70	29.00
Class R3 (9/1/20)
Net asset value	37.41	21.01	29.29
Class R4 (9/1/20)
Net asset value	37.86	21.24	29.58
Class R5 (9/1/20)
Net asset value	38.16	21.40	29.73
Class R6 (12/31/19)
Net asset value	38.44	21.55	29.87
Class Y (9/1/20)
Net asset value	38.17	21.41	29.74

	Life of fund	Annual average	1 year
2055 Fund
Class A (9/1/20)
Before sales charge	36.50%	20.53%	28.67%
After sales charge	28.65	16.32	21.27
Class C (9/1/20)
Before CDSC	34.88	19.67	27.78
After CDSC	34.88	19.67	26.78
Class R (9/1/20)
Net asset value	35.60	20.05	28.21
Class R3 (9/1/20)
Net asset value	36.18	20.36	28.50
Class R4 (9/1/20)
Net asset value	36.63	20.59	28.79
Class R5 (9/1/20)
Net asset value	36.93	20.75	28.94
Class R6 (12/31/19)
Net asset value	37.21	20.90	29.08
Class Y (9/1/20)
Net asset value	36.93	20.75	28.94

Retirement Advantage Funds 9

Fund performance Total return for periods ended 8/31/21 cont.

	Life of fund	Annual average	1 year
2050 Fund
Class A (9/1/20)
Before sales charge	34.76%	19.60%	27.38%
After sales charge	27.01	15.43	20.06
Class C (9/1/20)
Before CDSC	33.17	18.75	26.51
After CDSC	33.17	18.75	25.51
Class R (9/1/20)
Net asset value	33.89	19.14	26.94
Class R3 (9/1/20)
Net asset value	34.46	19.44	27.23
Class R4 (9/1/20)
Net asset value	34.89	19.67	27.51
Class R5 (9/1/20)
Net asset value	35.20	19.84	27.68
Class R6 (12/31/19)
Net asset value	35.47	19.98	27.81
Class Y (9/1/20)
Net asset value	35.20	19.84	27.68

	Life of fund	Annual average	1 year
2045 Fund
Class A (9/1/20)
Before sales charge	32.72%	18.51%	26.05%
After sales charge	25.09	14.38	18.81
Class C (9/1/20)
Before CDSC	31.13	17.66	25.17
After CDSC	31.13	17.66	24.17
Class R (9/1/20)
Net asset value	31.83	18.04	25.59
Class R3 (9/1/20)
Net asset value	32.40	18.34	25.88
Class R4 (9/1/20)
Net asset value	32.84	18.58	26.17
Class R5 (9/1/20)
Net asset value	33.13	18.73	26.32
Class R6 (12/31/19)
Net asset value	33.41	18.88	26.46
Class Y (9/1/20)
Net asset value	33.13	18.73	26.32

10 Retirement Advantage Funds

Fund performance Total return for periods ended 8/31/21 cont.

	Life of fund	Annual average	1 year
2040 Fund
Class A (9/1/20)
Before sales charge	31.03%	17.61%	24.45%
After sales charge	23.50	13.50	17.29
Class C (9/1/20)
Before CDSC	29.49	16.77	23.60
After CDSC	29.49	16.77	22.60
Class R (9/1/20)
Net asset value	30.20	17.15	24.03
Class R3 (9/1/20)
Net asset value	30.66	17.41	24.22
Class R4 (9/1/20)
Net asset value	31.19	17.69	24.60
Class R5 (9/1/20)
Net asset value	31.49	17.85	24.76
Class R6 (12/31/19)
Net asset value	31.76	17.99	24.89
Class Y (9/1/20)
Net asset value	31.49	17.85	24.76

	Life of fund	Annual average	1 year
2035 Fund
Class A (9/1/20)
Before sales charge	28.23%	16.09%	21.67%
After sales charge	20.86	12.04	14.68
Class C (9/1/20)
Before CDSC	26.65	15.23	20.77
After CDSC	26.65	15.23	19.77
Class R (9/1/20)
Net asset value	27.34	15.61	21.19
Class R3 (9/1/20)
Net asset value	27.90	15.91	21.48
Class R4 (9/1/20)
Net asset value	28.33	16.14	21.77
Class R5 (9/1/20)
Net asset value	28.62	16.30	21.92
Class R6 (12/31/19)
Net asset value	28.89	16.45	22.06
Class Y (9/1/20)
Net asset value	28.62	16.30	21.92

Retirement Advantage Funds 11

Fund performance Total return for periods ended 8/31/21 cont.

	Life of fund	Annual average	1 year
2030 Fund
Class A (9/1/20)
Before sales charge	24.10%	13.83%	17.86%
After sales charge	16.96	9.86	11.09
Class C (9/1/20)
Before CDSC	22.57	12.99	16.99
After CDSC	22.57	12.99	15.99
Class R (9/1/20)
Net asset value	23.26	13.37	17.42
Class R3 (9/1/20)
Net asset value	23.81	13.67	17.70
Class R4 (9/1/20)
Net asset value	24.22	13.90	17.98
Class R5 (9/1/20)
Net asset value	24.50	14.05	18.13
Class R6 (12/31/19)
Net asset value	24.67	14.15	18.17
Class Y (9/1/20)
Net asset value	24.50	14.05	18.13

	Life of fund	Annual average	1 year
2025 Fund
Class A (9/1/20)
Before sales charge	16.91%	9.83%	11.04%
After sales charge	10.19	5.99	4.65
Class C (9/1/20)
Before CDSC	15.54	9.05	10.28
After CDSC	15.54	9.05	9.28
Class R (9/1/20)
Net asset value	16.11	9.38	10.61
Class R3 (9/1/20)
Net asset value	16.63	9.67	10.88
Class R4 (9/1/20)
Net asset value	17.05	9.91	11.17
Class R5 (9/1/20)
Net asset value	17.32	10.06	11.32
Class R6 (12/31/19)
Net asset value	17.48	10.15	11.36
Class Y (9/1/20)
Net asset value	17.32	10.06	11.32

12 Retirement Advantage Funds

Fund performance Total return for periods ended 8/31/21 cont.

	Life of fund	Annual average	1 year
Maturity Fund
Class A (9/1/20)
Before sales charge	14.17%	8.28%	9.06%
After sales charge	7.61	4.50	2.79
Class C (9/1/20)
Before CDSC	12.76	7.47	8.25
After CDSC	12.76	7.47	7.25
Class R (9/1/20)
Net asset value	13.35	7.81	8.60
Class R3 (9/1/20)
Net asset value	13.83	8.08	8.84
Class R4 (9/1/20)
Net asset value	14.19	8.29	9.08
Class R5 (9/1/20)
Net asset value	14.53	8.48	9.29
Class R6 (12/31/19)
Net asset value	14.78	8.62	9.42
Class Y (9/1/20)
Net asset value	14.53	8.48	9.29

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for Retirement Advantage Maturity Fund class A shares is 4.00%. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class A, C, R, R3, R4, R5, and Y shares before their inception is derived from the historical performance of class R6 shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

Comparative index returns For the periods ended 8/31/21

	Life of		Life of
	fund (since	Annual	fund (since
	12/31/19)	average	12/30/20)*	1 year
S&P Target Date To 2065+ Index	—	—	15.99%	—
S&P Target Date To 2060 Index	30.92%	17.55%	—	28.18%
S&P Target Date To 2055 Index	29.97	17.03	—	27.96
S&P Target Date To 2050 Index	29.97	17.03	—	27.44
S&P Target Date To 2045 Index	28.72	16.36	—	26.48
S&P Target Date To 2040 Index	27.40	15.64	—	24.54
S&P Target Date To 2035 Index	25.81	14.77	—	21.85
S&P Target Date To 2030 Index	22.88	13.16	—	18.45
S&P Target Date To 2025 Index	19.63	11.35	—	14.78
S&P Target Date To Retirement Income Index	15.00	8.75	—	9.51

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The inception date of Putnam Retirement Advantage 2065 Fund.

Retirement Advantage Funds 13

In the 2065 Fund’s semi-annual report dated 2/28/21, the fund’s total return for the life-of-fund period beginning 12/30/20 (the fund’s inception date) and ending 2/28/21 was compared to the S&P Target Date To 2060+ Index.  For the life-of-fund period ended 8/31/21 shown in the table above, the 2065 Fund’s total return is compared to the S&P Target Date To 2065+ Index because, in Putnam Investment Management LLC’s opinion, the securities tracked by the S&P Target Date To 2065+ Index more accurately reflect the types of securities that generally will be held by the fund. The cumulative total return for the S&P Target Date To 2060+ Index for the life-of-fund period ended 8/31/21 was 15.81%.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $11,820 ($11,720 after contingent deferred sales charge). A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $11,850, $11,870, $11,890, $11,900, $11,910, and $11,900, respectively. See first page of performance section for performance calculation method.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $13,612, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $13,683, $13,741, $13,786, $13,816, $13,844, and $13,817, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

14 Retirement Advantage Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $13,488, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $13,560, $13,618, $13,663, $13,693, $13,721, and $13,693, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $13,317, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $13,389, $13,446, $13,489, $13,520, $13,547, and $13,520, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Retirement Advantage Funds 15

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $13,113, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $13,183, $13,240, $13,284, $13,313, $13,341, and $13,313, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $12,949, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $13,020, $13,066, $13,119, $13,149, $13,176, and $13,149, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

16 Retirement Advantage Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $12,665, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $12,734, $12,790, $12,833, $12,862, $12,889, and $12,862, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $12,257, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $12,326, $12,381, $12,422, $12,450, $12,467, and $12,450, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Retirement Advantage Funds 17

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $11,554, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $11,611, $11,663, $11,705, $11,732, $11,748, and $11,732, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $11,276, and no contingent deferred sales charge would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $11,335, $11,383, $11,419, $11,453, $11,478, and $11,453, respectively. See first page of performance section for performance calculation method.

Performance of class A shares before their inception date (9/1/20) is derived from the historical performance of class R6 shares, and has been adjusted for the applicable sales charge and higher operating expenses for class A shares.

18 Retirement Advantage Funds

Fund price and distribution information For the year ended 8/31/21

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/20	9/1/20*	12/30/20†	8/31/21
2065 Fund
						Before sales	—	—	$10.00	$11.88
Class A	—	—	—	—	—	charge
						After sales	—	—	10.61	12.60
						charge
Class C	—	—	—	—	—	Net asset	—	—	10.00	11.82
						value
Class R	—	—	—	—	—	Net asset	—	—	10.00	11.85
						value
Class R3	—	—	—	—	—	Net asset	—	—	10.00	11.87
						value
Class R4	—	—	—	—	—	Net asset	—	—	10.00	11.89
						value
Class R5	—	—	—	—	—	Net asset	—	—	10.00	11.90
						value
Class R6	—	—	—	—	—	Net asset	—	—	10.00	11.91
						value
Class Y	—	—	—	—	—	Net asset	—	—	10.00	11.90
						value
2060 Fund
						Before sales	—	$10.66	—	$13.66
Class A	1	$0.095	—	$0.033	$0.128	charge
						After sales	—	11.31	—	14.49
						charge
Class C	1	0.067	—	0.033	0.100	Net asset	—	10.66	—	13.59
						value
Class R	1	0.079	—	0.033	0.112	Net asset	—	10.66	—	13.62
						value
Class R3	1	0.088	—	0.033	0.121	Net asset	—	10.66	—	13.64
						value
Class R4	1	0.097	—	0.033	0.130	Net asset	—	10.66	—	13.66
						value
Class R5	1	0.102	—	0.033	0.135	Net asset	—	10.66	—	13.67
						value
Class R6	1	0.106	—	0.033	0.139	Net asset	$10.66	—	—	13.68
						value
Class Y	1	0.103	—	0.033	0.136	Net asset	—	$10.66	—	13.67
						value

Retirement Advantage Funds 19

Fund price and distribution information For the year ended 8/31/21 cont.

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/20	9/1/20*	12/30/20†	8/31/21
2055 Fund
						Before sales	—	$10.63	—	$13.43
Class A	1	$0.095	—	$0.116	$0.211	charge
						After sales	—	11.28	—	14.25
						charge
Class C	1	0.066	—	0.116	0.182	Net asset	—	10.63	—	13.37
						value
Class R	1	0.079	—	0.116	0.195	Net asset	—	10.63	—	13.40
						value
Class R3	1	0.088	—	0.116	0.204	Net asset	—	10.63	—	13.42
						value
Class R4	1	0.097	—	0.116	0.213	Net asset	—	10.63	—	13.44
						value
Class R5	1	0.102	—	0.116	0.218	Net asset	—	10.63	—	13.45
						value
Class R6	1	0.106	—	0.116	0.222	Net asset	$10.63	—	—	13.46
						value
Class Y	1	0.102	—	0.116	0.218	Net asset	—	$10.63	—	13.45
						value
2050 Fund
						Before sales	—	$10.60	—	$13.23
Class A	1	$0.092	—	$0.142	$0.234	charge
						After sales	—	11.25	—	14.04
						charge
Class C	1	0.065	—	0.142	0.207	Net asset	—	10.60	—	13.17
						value
Class R	1	0.078	—	0.142	0.220	Net asset	—	10.60	—	13.20
						value
Class R3	1	0.087	—	0.142	0.229	Net asset	—	10.60	—	13.22
						value
Class R4	1	0.095	—	0.142	0.237	Net asset	—	10.60	—	13.24
						value
Class R5	1	0.101	—	0.142	0.243	Net asset	—	10.60	—	13.25
						value
Class R6	1	0.104	—	0.142	0.246	Net asset	$10.60	—	—	13.26
						value
Class Y	1	0.101	—	0.142	0.243	Net asset	—	$10.60	—	13.25
						value

20 Retirement Advantage Funds

Fund price and distribution information For the year ended 8/31/21 cont.

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/20	9/1/20*	12/30/20†	8/31/21
2045 Fund
						Before sales	—	$10.55	—	$13.14
Class A	1	$0.101	—	$0.036	$0.137	charge
						After sales	—	11.19	—	13.94
						charge
Class C	1	0.064	—	0.036	0.100	Net asset	—	10.55	—	13.09
						value
Class R	1	0.076	—	0.036	0.112	Net asset	—	10.55	—	13.12
						value
Class R3	1	0.085	—	0.036	0.121	Net asset	—	10.55	—	13.14
						value
Class R4	1	0.094	—	0.036	0.130	Net asset	—	10.55	—	13.16
						value
Class R5	1	0.099	—	0.036	0.135	Net asset	—	10.55	—	13.17
						value
Class R6	1	0.103	—	0.036	0.139	Net asset	$10.55	—	—	13.18
						value
Class Y	1	0.099	—	0.036	0.135	Net asset	—	$10.55	—	13.17
						value
2040 Fund
						Before sales	—	$10.55	—	$12.91
Class A	1	$0.097	—	$0.094	$0.191	charge
						After sales	—	11.19	—	13.70
						charge
Class C	1	0.063	—	0.094	0.157	Net asset	—	10.55	—	12.86
						value
Class R	1	0.076	—	0.094	0.170	Net asset	—	10.55	—	12.89
						value
Class R3	1	0.085	—	0.094	0.179	Net asset	—	10.55	—	12.90
						value
Class R4	1	0.093	—	0.094	0.187	Net asset	—	10.55	—	12.93
						value
Class R5	1	0.099	—	0.094	0.193	Net asset	—	10.55	—	12.94
						value
Class R6	1	0.102	—	0.094	0.196	Net asset	$10.55	—	—	12.95
						value
Class Y	1	0.099	—	0.094	0.193	Net asset	—	$10.55	—	12.94
						value

Retirement Advantage Funds 21

Fund price and distribution information For the year ended 8/31/21 cont.

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/20	9/1/20*	12/30/20†	8/31/21
2035 Fund
						Before sales	—	$10.56	—	$12.64
Class A	1	$0.098	—	$0.086	$0.184	charge
						After sales	—	11.20	—	13.41
						charge
Class C	1	0.068	—	0.086	0.154	Net asset	—	10.56	—	12.58
						value
Class R	1	0.080	—	0.086	0.166	Net asset	—	10.56	—	12.61
						value
Class R3	1	0.089	—	0.086	0.175	Net asset	—	10.56	—	12.63
						value
Class R4	1	0.098	—	0.086	0.184	Net asset	—	10.56	—	12.65
						value
Class R5	1	0.103	—	0.086	0.189	Net asset	—	10.56	—	12.66
						value
Class R6	1	0.107	—	0.086	0.193	Net asset	$10.56	—	—	12.67
						value
Class Y	1	0.103	—	0.086	0.189	Net asset	—	$10.56	—	12.66
						value
2030 Fund
						Before sales	—	$10.55	—	$12.29
Class A	1	$0.116	—	$0.014	$0.130	charge
						After sales	—	11.19	—	13.04
						charge
Class C	1	0.088	—	0.014	0.102	Net asset	—	10.55	—	12.23
						value
Class R	1	0.101	—	0.014	0.115	Net asset	—	10.55	—	12.26
						value
Class R3	1	0.110	—	0.014	0.124	Net asset	—	10.55	—	12.28
						value
Class R4	1	0.118	—	0.014	0.132	Net asset	—	10.55	—	12.30
						value
Class R5	1	0.123	—	0.014	0.137	Net asset	—	10.55	—	12.31
						value
Class R6	1	0.127	—	0.014	0.141	Net asset	$10.55	—	—	12.31
						value
Class Y	1	0.123	—	0.014	0.137	Net asset	—	$10.55	—	12.31
						value

22 Retirement Advantage Funds

Fund price and distribution information For the year ended 8/31/21 cont.

Distributions
			Capital gains
			Long-	Short-
			term	term
	Number	Income	gains	gains	Total	Share value	8/31/20	9/1/20*	12/30/20†	8/31/21
2025 Fund
						Before sales	—	$10.55	—	$11.46
Class A	1	$0.174	—	$0.064	$0.238	charge
						After sales	—	11.19	—	12.16
						charge
Class C	1	0.138	—	0.064	0.202	Net asset	—	10.55	—	11.42
						value
Class R	1	0.151	—	0.064	0.215	Net asset	—	10.55	—	11.44
						value
Class R3	1	0.159	—	0.064	0.223	Net asset	—	10.55	—	11.46
						value
Class R4	1	0.168	—	0.064	0.232	Net asset	—	10.55	—	11.48
						value
Class R5	1	0.173	—	0.064	0.237	Net asset	—	10.55	—	11.49
						value
Class R6	1	0.177	—	0.064	0.241	Net asset	$10.55	—	—	11.49
						value
Class Y	1	0.173	—	0.064	0.237	Net asset	—	$10.55	—	11.49
						value
Maturity
Fund
						Before sales	—	$10.49	—	$11.26
Class A	1	$0.162	—	$0.008	$0.170	charge
						After sales	—	10.93	—	11.73
						charge
Class C	1	0.149	—	0.008	0.157	Net asset	—	10.49	—	11.19
						value
Class R	1	0.155	—	0.008	0.163	Net asset	—	10.49	—	11.22
						value
Class R3	1	0.160	—	0.008	0.168	Net asset	—	10.49	—	11.24
						value
Class R4	1	0.164	—	0.008	0.172	Net asset	—	10.49	—	11.26
						value
Class R5	1	0.166	—	0.008	0.174	Net asset	—	10.49	—	11.28
						value
Class R6	1	0.169	—	0.008	0.177	Net asset	$10.49	—	—	11.29
						value
Class Y	1	0.166	—	0.008	0.174	Net asset	—	$10.49	—	11.28
						value

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Retirement Advantage Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of Retirement Advantage 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, and Maturity Funds class A, C, R, R3, R4, R5, and Y shares.

† Inception date of Retirement Advantage 2065 Fund class A, C, R, R3, R4, R5, R6, and Y shares.

Retirement Advantage Funds 23

Fund performance as of the most recent calendar quarter
Total return for periods ended 9/30/21

			Life of fund
2065 Fund
Class A (12/30/20)
Before sales charge			13.40%
After sales charge			6.88
Class C (12/30/20)
Before CDSC			12.70
After CDSC			11.70
Class R (12/30/20)
Net asset value			13.00
Class R3 (12/30/20)
Net asset value			13.30
Class R4 (12/30/20)
Net asset value			13.50
Class R5 (12/30/20)
Net asset value			13.60
Class R6 (12/30/20)
Net asset value			13.70
Class Y (12/30/20)
Net asset value			13.60

	Life of fund	Annual average	1 year
2060 Fund
Class A (9/1/20)
Before sales charge	31.58%	16.98%	28.00%
After sales charge	24.01	13.09	20.64
Class C (9/1/20)
Before CDSC	29.91	16.13	27.01
After CDSC	29.91	16.13	26.01
Class R (9/1/20)
Net asset value	30.60	16.48	27.43
Class R3 (9/1/20)
Net asset value	31.17	16.77	27.73
Class R4 (9/1/20)
Net asset value	31.60	16.99	28.02
Class R5 (9/1/20)
Net asset value	31.99	17.19	28.28
Class R6 (12/31/19)
Net asset value	32.17	17.28	28.32
Class Y (9/1/20)
Net asset value	32.00	17.19	28.29

24 Retirement Advantage Funds

Fund performance as of the most recent calendar quarter
Total return for periods ended 9/30/21 cont.

	Life of fund	Annual average	1 year
2055 Fund
Class A (9/1/20)
Before sales charge	30.51%	16.43%	26.96%
After sales charge	23.00	12.56	19.66
Class C (9/1/20)
Before CDSC	28.93	15.63	26.05
After CDSC	28.93	15.63	25.05
Class R (9/1/20)
Net asset value	29.63	15.99	26.49
Class R3 (9/1/20)
Net asset value	30.20	16.27	26.78
Class R4 (9/1/20)
Net asset value	30.63	16.50	27.08
Class R5 (9/1/20)
Net asset value	31.02	16.70	27.33
Class R6 (12/31/19)
Net asset value	31.20	16.78	27.38
Class Y (9/1/20)
Net asset value	31.02	16.70	27.33

	Life of fund	Annual average	1 year
2050 Fund
Class A (9/1/20)
Before sales charge	29.16%	15.74%	25.77%
After sales charge	21.73	11.89	18.54
Class C (9/1/20)
Before CDSC	27.61	14.95	24.88
After CDSC	27.61	14.95	23.88
Class R (9/1/20)
Net asset value	28.31	15.31	25.32
Class R3 (9/1/20)
Net asset value	28.87	15.60	25.61
Class R4 (9/1/20)
Net asset value	29.29	15.81	25.90
Class R5 (9/1/20)
Net asset value	29.59	15.96	26.06
Class R6 (12/31/19)
Net asset value	29.85	16.10	26.20
Class Y (9/1/20)
Net asset value	29.59	15.96	26.06

Retirement Advantage Funds 25

Fund performance as of the most recent calendar quarter
Total return for periods ended 9/30/21 cont.

	Life of fund	Annual average	1 year
2045 Fund
Class A (9/1/20)
Before sales charge	27.47%	14.88%	24.49%
After sales charge	20.14	11.05	17.33
Class C (9/1/20)
Before CDSC	25.92	14.08	23.59
After CDSC	25.92	14.08	22.59
Class R (9/1/20)
Net asset value	26.61	14.43	24.02
Class R3 (9/1/20)
Net asset value	27.16	14.72	24.31
Class R4 (9/1/20)
Net asset value	27.59	14.94	24.61
Class R5 (9/1/20)
Net asset value	27.98	15.14	24.86
Class R6 (12/31/19)
Net asset value	28.15	15.23	24.90
Class Y (9/1/20)
Net asset value	27.88	15.09	24.76

	Life of fund	Annual average	1 year
2040 Fund
Class A (9/1/20)
Before sales charge	26.16%	14.20%	23.09%
After sales charge	18.91	10.40	16.01
Class C (9/1/20)
Before CDSC	24.66	13.42	22.23
After CDSC	24.66	13.42	21.23
Class R (9/1/20)
Net asset value	25.35	13.78	22.66
Class R3 (9/1/20)
Net asset value	25.90	14.07	22.96
Class R4 (9/1/20)
Net asset value	26.32	14.28	23.24
Class R5 (9/1/20)
Net asset value	26.61	14.43	23.41
Class R6 (12/31/19)
Net asset value	26.87	14.57	23.54
Class Y (9/1/20)
Net asset value	26.61	14.43	23.41

26 Retirement Advantage Funds

Fund performance as of the most recent calendar quarter
Total return for periods ended 9/30/21 cont.

	Life of fund	Annual average	1 year
2035 Fund
Class A (9/1/20)
Before sales charge	23.87%	13.01%	20.38%
After sales charge	16.74	9.25	13.46
Class C (9/1/20)
Before CDSC	22.42	12.25	19.57
After CDSC	22.42	12.25	18.57
Class R (9/1/20)
Net asset value	23.00	12.56	19.89
Class R3 (9/1/20)
Net asset value	23.65	12.89	20.29
Class R4 (9/1/20)
Net asset value	24.07	13.12	20.58
Class R5 (9/1/20)
Net asset value	24.35	13.26	20.73
Class R6 (12/31/19)
Net asset value	24.62	13.40	20.87
Class Y (9/1/20)
Net asset value	24.35	13.26	20.73

	Life of fund	Annual average	1 year
2030 Fund
Class A (9/1/20)
Before sales charge	20.56%	11.28%	16.95%
After sales charge	13.63	7.58	10.22
Class C (9/1/20)
Before CDSC	18.96	10.43	15.97
After CDSC	18.96	10.43	14.97
Class R (9/1/20)
Net asset value	19.64	10.79	16.40
Class R3 (9/1/20)
Net asset value	20.18	11.07	16.69
Class R4 (9/1/20)
Net asset value	20.59	11.29	16.97
Class R5 (9/1/20)
Net asset value	20.96	11.49	17.21
Class R6 (12/31/19)
Net asset value	21.13	11.57	17.26
Class Y (9/1/20)
Net asset value	20.96	11.49	17.21

Retirement Advantage Funds 27

Fund performance as of the most recent calendar quarter
Total return for periods ended 9/30/21 cont.

	Life of fund	Annual average	1 year
2025 Fund
Class A (9/1/20)
Before sales charge	14.46%	8.02%	10.39%
After sales charge	7.88	4.43	4.04
Class C (9/1/20)
Before CDSC	13.01	7.24	9.53
After CDSC	13.01	7.24	8.53
Class R (9/1/20)
Net asset value	13.57	7.54	9.86
Class R3 (9/1/20)
Net asset value	14.09	7.82	10.13
Class R4 (9/1/20)
Net asset value	14.50	8.04	10.42
Class R5 (9/1/20)
Net asset value	14.77	8.19	10.57
Class R6 (12/31/19)
Net asset value	15.03	8.33	10.71
Class Y (9/1/20)
Net asset value	14.77	8.19	10.57

	Life of fund	Annual average	1 year
Maturity Fund
Class A (9/1/20)
Before sales charge	11.94%	6.66%	8.27%
After sales charge	5.51	3.11	2.04
Class C (9/1/20)
Before CDSC	10.45	5.84	7.36
After CDSC	10.45	5.84	6.36
Class R (9/1/20)
Net asset value	11.13	6.22	7.81
Class R3 (9/1/20)
Net asset value	11.61	6.48	8.05
Class R4 (9/1/20)
Net asset value	11.96	6.67	8.29
Class R5 (9/1/20)
Net asset value	12.30	6.85	8.50
Class R6 (12/31/19)
Net asset value	12.54	6.99	8.63
Class Y (9/1/20)
Net asset value	12.30	6.85	8.50

See the discussion following the fund performance tables on page 13 for information about the calculation of fund performance.

28 Retirement Advantage Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Estimated net expenses for the
fiscal year ended 8/31/21*††	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Estimated total annual operating
expenses for the fiscal year ended
8/31/21††	111.27%	112.02%	111.67%	111.42%	111.17%	111.02%	110.92%	111.02%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.18%	0.93%	0.58%	0.33%	0.08%	-0.07%	–0.17%	–0.07%
2060 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	59.33%	60.08%	59.73%	59.48%	59.23%	59.08%	58.98%	59.08%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2055 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	16.67%	17.42%	17.07%	16.82%	16.57%	16.42%	16.32%	16.42%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.18%	0.93%	0.58%	0.33%	0.08%	–0.07%	–0.17%	–0.07%
2050 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	11.31%	12.06%	11.71%	11.46%	11.21%	11.06%	10.96%	11.06%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%
2045 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	6.95%	7.70%	7.35%	7.10%	6.85%	6.70%	6.60%	6.70%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.17%	0.92%	0.57%	0.32%	0.07%	–0.08%	–0.18%	–0.08%

Retirement Advantage Funds 29

Expense ratios cont.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2040 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	6.91%	7.66%	7.31%	7.06%	6.81%	6.66%	6.56%	6.66%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.19%	0.94%	0.59%	0.34%	0.09%	–0.06%	–0.16%	–0.06%
2035 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	5.46%	6.21%	5.86%	5.61%	5.36%	5.21%	5.11%	5.21%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.23%	0.98%	0.63%	0.38%	0.13%	–0.02%	–0.12%	–0.02%
2030 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	5.75%	6.50%	6.15%	5.90%	5.65%	5.50%	5.40%	5.50%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.28%	1.03%	0.68%	0.43%	0.18%	0.03%	–0.07%	0.03%
2025 Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	5.90%	6.65%	6.30%	6.05%	5.80%	5.65%	5.55%	5.65%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.33%	1.08%	0.73%	0.48%	0.23%	0.08%	–0.02%	0.08%
Maturity Fund
Net expenses for the fiscal year
ended 8/31/20*†	0.80%	1.55%	1.20%	0.95%	0.70%	0.55%	0.45%	0.55%
Total annual operating expenses
for the fiscal year ended 8/31/20†	20.92%	21.67%	21.32%	21.07%	20.82%	20.67%	20.57%	20.67%
Annualized expense ratio for the
six-month period ended 8/31/21#	0.60%	1.35%	1.00%	0.75%	0.50%	0.35%	0.25%	0.35%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.62%
2060 Fund	0.62%
2055 Fund	0.63%
2050 Fund	0.63%
2045 Fund	0.63%
2040 Fund	0.61%
2035 Fund	0.58%
2030 Fund	0.53%
2025 Fund	0.46%
Maturity Fund	0.20%

* Reflects Putnam Management’s decision to contractually limit expenses through 12/30/23.

30 Retirement Advantage Funds

† Class R6 shares have been restated and annualized to reflect a full year of expenses. All other classes are estimated based on the Class R6 shares.

†† Amounts shown are estimates for the current fiscal year.

# Expense ratios for each share class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 3/1/21 to 8/31/21. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.97	$5.03	$3.14	$1.79	$0.43	$(0.38)	$(0.92)	$(0.38)
Ending value (after expenses)	$1,148.90	$1,145.30	$1,147.10	$1,149.10	$1,149.90	$1,150.90	$1,151.80	$1,150.90
2060 Fund
Expenses paid per $1,000*†	$0.98	$5.03	$3.14	$1.79	$0.43	$(0.38)	$(0.92)	$(0.38)
Ending value (after expenses)	$1,149.80	$1,144.90	$1,146.50	$1,148.10	$1,149.80	$1,149.70	$1,150.50	$1,149.70
2055 Fund
Expenses paid per $1,000*†	$0.97	$5.02	$3.13	$1.78	$0.43	$(0.38)	$(0.92)	$(0.38)
Ending value (after expenses)	$1,144.00	$1,139.80	$1,142.40	$1,143.10	$1,144.80	$1,145.70	$1,146.50	$1,145.70
2050 Fund
Expenses paid per $1,000*†	$0.92	$4.95	$3.07	$1.72	$0.38	$(0.43)	$(0.97)	$(0.43)
Ending value (after expenses)	$1,137.60	$1,133.40	$1,136.00	$1,137.70	$1,138.40	$1,139.30	$1,140.20	$1,139.30
2045 Fund
Expenses paid per $1,000*†	$0.91	$4.93	$3.06	$1.72	$0.38	$(0.43)	$(0.97)	$(0.43)
Ending value (after expenses)	$1,131.80	$1,127.50	$1,129.10	$1,130.80	$1,132.50	$1,132.40	$1,133.30	$1,132.40
2040 Fund
Expenses paid per $1,000*†	$1.02	$5.03	$3.16	$1.82	$0.48	$(0.32)	$(0.86)	$(0.32)
Ending value (after expenses)	$1,125.50	$1,121.20	$1,122.80	$1,123.70	$1,126.30	$1,127.20	$1,127.10	$1,127.20
2035 Fund
Expenses paid per $1,000*†	$1.23	$5.22	$3.36	$2.03	$0.69	$(0.11)	$(0.64)	$(0.11)
Ending value (after expenses)	$1,116.60	$1,111.30	$1,114.00	$1,114.70	$1,116.50	$1,117.40	$1,118.30	$1,117.40
2030 Fund
Expenses paid per $1,000*†	$1.48	$5.44	$3.60	$2.28	$0.95	$0.16	$(0.37)	$0.16
Ending value (after expenses)	$1,102.20	$1,096.90	$1,099.60	$1,101.30	$1,102.20	$1,103.00	$1,103.00	$1,103.00
2025 Fund
Expenses paid per $1,000*†	$1.72	$5.62	$3.81	$2.50	$1.20	$0.42	$(0.10)	$0.42
Ending value (after expenses)	$1,071.00	$1,066.30	$1,068.20	$1,070.00	$1,071.90	$1,071.80	$1,071.80	$1,071.80
Maturity Fund
Expenses paid per $1,000*†	$3.07	$6.90	$5.12	$3.84	$2.56	$1.79	$1.28	$1.79
Ending value (after expenses)	$1,031.80	$1,027.20	$1,030.00	$1,030.90	$1,031.80	$1,033.60	$1,033.60	$1,033.60

Retirement Advantage Funds 31

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six-months ended 8/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365).

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 8/31/21, use the following calculation method. To find the value of your investment on 3/1/21, call Putnam at 1-800-225-1581.

32 Retirement Advantage Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Retirement Advantage Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.92	$4.74	$2.96	$1.68	$0.41	$(0.36)	$(0.87)	$(0.36)
Ending value (after expenses)	$1,024.30	$1,020.52	$1,022.28	$1,023.54	$1,024.80	$1,025.56	$1,026.06	$1,025.56
2060 Fund
Expenses paid per $1,000*†	$0.92	$4.74	$2.96	$1.68	$0.41	$(0.36)	$(0.87)	$(0.36)
Ending value (after expenses)	$1,024.30	$1,020.52	$1,022.28	$1,023.54	$1,024.80	$1,025.56	$1,026.06	$1,025.56
2055 Fund
Expenses paid per $1,000*†	$0.92	$4.74	$2.96	$1.68	$0.41	$(0.36)	$(0.87)	$(0.36)
Ending value (after expenses)	$1,024.30	$1,020.52	$1,022.28	$1,023.54	$1,024.80	$1,025.56	$1,026.06	$1,025.56
2050 Fund
Expenses paid per $1,000*†	$0.87	$4.69	$2.91	$1.63	$0.36	$(0.41)	$(0.92)	$(0.41)
Ending value (after expenses)	$1,024.35	$1,020.57	$1,022.33	$1,023.59	$1,024.85	$1,025.61	$1,026.11	$1,025.61
2045 Fund
Expenses paid per $1,000*†	$0.87	$4.69	$2.91	$1.63	$0.36	$(0.41)	$(0.92)	$(0.41)
Ending value (after expenses)	$1,024.35	$1,020.57	$1,022.33	$1,023.59	$1,024.85	$1,025.61	$1,026.11	$1,025.61
2040 Fund
Expenses paid per $1,000*†	$0.97	$4.79	$3.01	$1.73	$0.46	$(0.31)	$(0.82)	$(0.31)
Ending value (after expenses)	$1,024.25	$1,020.47	$1,022.23	$1,023.49	$1,024.75	$1,025.51	$1,026.01	$1,025.51
2035 Fund
Expenses paid per $1,000*†	$1.17	$4.99	$3.21	$1.94	$0.66	$(0.10)	$(0.61)	$(0.10)
Ending value (after expenses)	$1,024.05	$1,020.27	$1,022.03	$1,023.29	$1,024.55	$1,025.31	$1,025.81	$1,025.31
2030 Fund
Expenses paid per $1,000*†	$1.43	$5.24	$3.47	$2.19	$0.92	$0.15	$(0.36)	$0.15
Ending value (after expenses)	$1,023.79	$1,020.01	$1,021.78	$1,023.04	$1,024.30	$1,025.05	$1,025.56	$1,025.05
2025 Fund
Expenses paid per $1,000*†	$1.68	$5.50	$3.72	$2.45	$1.17	$0.41	$(0.10)	$0.41
Ending value (after expenses)	$1,023.54	$1,019.76	$1,021.53	$1,022.79	$1,024.05	$1,024.80	$1,025.31	$1,024.80
Maturity Fund
Expenses paid per $1,000*†	$3.06	$6.87	$5.09	$3.82	$2.55	$1.79	$1.28	$1.79
Ending value (after expenses)	$1,022.18	$1,018.40	$1,020.16	$1,021.42	$1,022.68	$1,023.44	$1,023.95	$1,023.44

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six-months ended 8/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365).

Retirement Advantage Funds 33

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities’ prices may be adversely affected by underlying common stock price changes. While convertible securities tend to provide higher yields than common stocks, the higher yield may not protect against the risk of loss or mitigate any loss associated with a convertible security’s price decline. Convertible securities are subject to credit risk. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the underlying funds’ other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds. You can lose money by investing in the funds.

34 Retirement Advantage Funds

Terms and definitions

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam Retirement Advantage Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of C shares and assumes redemption at the end of the period. Your fund’s class C shares CDSC is 1% for one year after purchase that is eliminated thereafter.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Retirement Advantage Funds 35

S&P Target Date To Index Series is designed to represent a small, style-specific derived consensus of asset class exposure and glide path for a specified list of target retirement dates.

S&P Target Date To Retirement Income Index is designed to represent a market consensus of asset class exposure and glide path across the universe of “to” target date fund managers.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

36 Retirement Advantage Funds

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, each fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of August 31, 2021, Putnam employees had approximately $583,000,000 and the Trustees had approximately $82,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of each fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of each fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of each fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Retirement Advantage Funds 37

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

38 Retirement Advantage Funds

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2021, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2021, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2021 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2021. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders.

Retirement Advantage Funds 39

(Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam Retirement Advantage Fund (except Putnam Retirement Advantage Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam Retirement Advantage Fund approaches the target year indicated in its name. The Trustees noted that Putnam Retirement Advantage Maturity Fund has a fixed ongoing annual management fee rate.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that Putnam Management has agreed to reimburse all of your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.55% for Class A shares, Class C shares, Class R5 shares and Class Y shares, 0.70% for Class R shares, Class R3 shares and Class R4 shares and 0.45% for Class R6 shares) through at least December 30, 2024. During its fiscal year ending in 2020, the expenses of each Putnam Retirement Advantage Fund (except for Putnam Retirement Advantage 2065 Fund, which commenced operations on December 30, 2020) were reduced as a result of these expense limitations. Putnam Management’s commitment to these expense limitation arrangements, which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and total expenses (excluding any applicable 12b-1 fees) as of December 31, 2020. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2020 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

40 Retirement Advantage Funds

Effective
	Management	Total
	Fees	Expenses
Putnam Retirement Advantage 2065 Fund (“2065 Fund”)	4th	1st
Putnam Retirement Advantage 2060 Fund (“2060 Fund”)	4th	1st
Putnam Retirement Advantage 2055 Fund (“2055 Fund”)	4th	1st
Putnam Retirement Advantage 2050 Fund (“2050 Fund”)	4th	1st
Putnam Retirement Advantage 2045 Fund (“2045 Fund”)	4th	1st
Putnam Retirement Advantage 2040 Fund (“2040 Fund”)	3rd	1st
Putnam Retirement Advantage 2035 Fund (“2035 Fund”)	3rd	2nd
Putnam Retirement Advantage 2030 Fund (“2030 Fund”)	3rd	3rd
Putnam Retirement Advantage 2025 Fund (“2025 Fund”)	3rd	3rd
Putnam Retirement Advantage Maturity Fund (“Maturity Fund”)	2nd	4th

(Total expenses reflect the fees and expenses borne directly by the Putnam Retirement Advantage Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.)

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s newly launched exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Retirement Advantage Funds 41

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, The Putnam Funds generally performed well in 2020, which Putnam Management characterized as a challenging year with significant volatility and varied market dynamics. On an asset-weighted basis, the Putnam funds ranked in the second quartile of their peers as determined by Lipper Inc. (“Lipper”) for the year ended December 31, 2020 and, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2020. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, continued to be exceptionally strong over the long term, with The Putnam Funds ranking as the 3rd best performing mutual fund complex out of 44 complexes for the ten-year period, with 2020 marking the fourth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees noted that The Putnam Funds’ performance was solid over the one- and five-year periods, with The Putnam Funds ranking 22nd out of 53 complexes and 14th out of 50 complexes, respectively. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 26 of the funds were four- or five-star rated at the end of 2020 (representing an increase of four funds year-over-year) and that this included seven funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2020 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam Retirement Advantage Funds (except for the 2065 Fund, which commenced operations on December 30, 2020), the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group for the one-year period ended December 31, 2020 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

42 Retirement Advantage Funds

	Performance		Number of Funds
	(Quartile)	Lipper Peer Group	in Peer Group
2060 Fund	2nd	Mixed-Asset Target 2060 Funds	191
2055 Fund	2nd	Mixed-Asset Target 2055 Funds	196
2050 Fund	2nd	Mixed-Asset Target 2050 Funds	206
2045 Fund	3rd	Mixed-Asset Target 2045 Funds	196
2040 Fund	3rd	Mixed-Asset Target 2040 Funds	211
2035 Fund	3rd	Mixed-Asset Target 2035 Funds	200
2030 Fund	3rd	Mixed-Asset Target 2030 Funds	215
2025 Fund	4th	Mixed-Asset Target 2025 Funds	204
Maturity Fund	2nd	Mixed-Asset Target Today Funds	154

(When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees expressed concern about the 2025 Fund’s fourth quartile performance over the one-year period ended December 31, 2020. The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2020 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor

Retirement Advantage Funds 43

or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

44 Retirement Advantage Funds

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute the funds’ audited financial statements.

The funds’ portfolios list all the funds’ investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statements of assets and liabilities show how the funds’ net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statements of operations show the funds’ net investment gain or loss. This is done by first adding up all the funds’ earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the funds’ net gain or loss for the fiscal period.

Statements of changes in net assets show how the funds’ net assets were affected by the funds’ net investment gain or loss, by distributions to shareholders, and by changes in the number of the funds’ shares. They list distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statements of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the funds’ investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Retirement Advantage Funds 45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of
Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund,
Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund,
Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund,
Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund,
Putnam Retirement Advantage 2025 Fund and Putnam Retirement Advantage Maturity Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds' portfolios, of each of the funds indicated in the table below (constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of changes
Fund	operations	in net assets	Financial highlights
	For the year ended	For the year ended	For each of the periods
Putnam Retirement Advantage 2060 Fund	August 31, 2021	August 31, 2021 and the	indicated therein
Putnam Retirement Advantage 2055 Fund		period December 31, 2019
Putnam Retirement Advantage 2050 Fund		(commencement of
Putnam Retirement Advantage 2045 Fund		operations) through
Putnam Retirement Advantage 2040 Fund		August 31, 2020
Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage Maturity Fund
Putnam Retirement Advantage 2065 Fund	For the period December 30, 2020 (commencement of operations)
through August 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2021

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

46 Retirement Advantage Funds

The funds’ portfolios 8/31/21

2065 Fund	Shares	Value
Asset Allocation Funds (99.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	5,500	$92,617
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,146	25,375
Total Asset Allocation Funds (cost $101,310)		$117,992

Fixed Income Funds (0.4%)*
Putnam Short Term Investment Fund Class G †††	529	$529
Total Fixed Income Funds (cost $529)		$529

TOTAL INVESTMENTS
Total Investments (cost $101,839)		$118,521

*Percentages indicated are based on net assets of $118,485.

2060 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	40,733	$685,938
Putnam Dynamic Asset Allocation Growth Fund Class P †††	9,457	209,468
Total Asset Allocation Funds (cost $755,463)		$895,406

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	4,484	$4,484
Total Fixed Income Funds (cost $4,484)		$4,484

TOTAL INVESTMENTS
Total Investments (cost $759,947)		$899,890

*Percentages indicated are based on net assets of $900,089.

2055 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	80,325	$1,352,678
Putnam Dynamic Asset Allocation Growth Fund Class P †††	46,171	1,022,679
Total Asset Allocation Funds (cost $1,939,725)		$2,375,357

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	12,114	$12,114
Total Fixed Income Funds (cost $12,114)		$12,114

TOTAL INVESTMENTS
Total Investments (cost $1,951,839)		$2,387,471

*Percentages indicated are based on net assets of $2,388,152.

Retirement Advantage Funds 47

The funds’ portfolios 8/31/21 cont.

2050 Fund	Shares	Value
Asset Allocation Funds (99.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	75,369	$1,269,220
Putnam Dynamic Asset Allocation Growth Fund Class P †††	123,468	2,734,816
Total Asset Allocation Funds (cost $3,370,601)		$4,004,036

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class G †††	20,530	$20,530
Total Fixed Income Funds (cost $20,530)		$20,530

TOTAL INVESTMENTS
Total Investments (cost $3,391,131)		$4,024,566

*Percentages indicated are based on net assets of $4,025,775.

2045 Fund	Shares	Value
Asset Allocation Funds (98.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	41,900	$705,594
Putnam Dynamic Asset Allocation Growth Fund Class P †††	315,122	6,979,942
Total Asset Allocation Funds (cost $6,362,489)		$7,685,536

Fixed Income Funds (1.4%)*
Putnam Short Term Investment Fund Class G †††	107,573	$107,573
Total Fixed Income Funds (cost $107,573)		$107,573

TOTAL INVESTMENTS
Total Investments (cost $6,470,062)		$7,793,109

*Percentages indicated are based on net assets of $7,795,305.

2040 Fund	Shares	Value
Asset Allocation Funds (97.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	53,445	$995,139
Putnam Dynamic Asset Allocation Growth Fund Class P †††	276,828	6,131,743
Total Asset Allocation Funds (cost $5,970,640)		$7,126,882

Fixed Income Funds (2.7%)*
Putnam Short Term Investment Fund Class G †††	200,769	$200,769
Total Fixed Income Funds (cost $200,769)		$200,769

TOTAL INVESTMENTS
Total Investments (cost $6,171,409)		$7,327,651

*Percentages indicated are based on net assets of $7,329,503.

48 Retirement Advantage Funds

The funds’ portfolios 8/31/21 cont.

2035 Fund	Shares	Value
Asset Allocation Funds (96.4%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	404,737	$7,536,205
Putnam Dynamic Asset Allocation Growth Fund Class P †††	210,051	4,652,620
Total Asset Allocation Funds (cost $10,780,731)		$12,188,825

Fixed Income Funds (3.6%)*
Putnam Short Term Investment Fund Class G †††	457,201	$457,201
Total Fixed Income Funds (cost $457,201)		$457,201

TOTAL INVESTMENTS
Total Investments (cost $11,237,932)		$12,646,026

*Percentages indicated are based on net assets of $12,647,940.

2030 Fund	Shares	Value
Income Strategies Portfolios (6.6%)*
Putnam Income Strategies Portfolio †††	68,786	$775,905
Total Income Strategies Portfolios (cost $741,629)		$775,905

Asset Allocation Funds (89.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	493,441	$9,187,872
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	99,317	1,206,697
Total Asset Allocation Funds (cost $9,444,418)		$10,394,569

Fixed Income Funds (4.4%)*
Putnam Short Term Investment Fund Class G †††	513,645	$513,645
Total Fixed Income Funds (cost $513,645)		$513,645

TOTAL INVESTMENTS
Total Investments (cost $10,699,692)		$11,684,119

*Percentages indicated are based on net assets of $11,685,096.

2025 Fund	Shares	Value
Income Strategies Portfolios (24.3%)*
Putnam Income Strategies Portfolio †††	255,348	$2,880,322
Total Income Strategies Portfolios (cost $2,750,514)		$2,880,322

Asset Allocation Funds (71.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	93,337	$1,737,931
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	554,072	6,731,980
Total Asset Allocation Funds (cost $8,011,006)		$8,469,911

Fixed Income Funds (4.4%)*
Putnam Short Term Investment Fund Class G †††	524,726	$524,726
Total Fixed Income Funds (cost $524,726)		$524,726

TOTAL INVESTMENTS
Total Investments (cost $11,286,246)		$11,874,959

*Percentages indicated are based on net assets of $11,874,169.

Retirement Advantage Funds 49

The funds’ portfolios 8/31/21 cont.

Maturity Fund	Shares	Value
Income Strategies Portfolios (100.0%)*
Putnam Income Strategies Portfolio †††	1,035,124	$11,676,196
Total Income Strategies Portfolios (cost $10,999,244)		$11,676,196

TOTAL INVESTMENTS
Total Investments (cost $10,999,244)		$11,676,196

*Percentages indicated are based on net assets of $11,671,292.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from September 1, 2020 through August 31, 2021, except for 2065 Fund which is for the period December 30, 2020 (commencement of operations) through August 31, 2021 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$25,375	$93,146	$—	$118,521
2060 Fund	209,468	690,422	—	899,890
2055 Fund	1,022,679	1,364,792	—	2,387,471
2050 Fund	2,734,816	1,289,750	—	4,024,566
2045 Fund	6,979,942	813,167	—	7,793,109
2040 Fund	7,126,882	200,769	—	7,327,651
2035 Fund	12,188,825	457,201	—	12,646,026
2030 Fund	10,394,569	1,289,550	—	11,684,119
2025 Fund	8,469,911	3,405,048	—	11,874,959
Maturity Fund	—	11,676,196	—	11,676,196

The accompanying notes are an integral part of these financial statements.

50 Retirement Advantage Funds

Statements of assets and liabilities 8/31/21

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$118,521	$899,890	$2,387,471	$4,024,566	$7,793,109
Cash	40	—	—	—	1
Receivable for income distributions
from underlying Putnam Fund shares	—	—	1	1	7
Unamortized offering costs (Note 1)	43,590	—	—	—	—
Receivable for shares of the fund sold	—	954	1,389	2,280	3,019
Receivable for investments sold	—	—	—	—	—
Receivable from Manager (Note 2)	90,376	52,168	59,165	66,786	83,487
Total assets	252,527	953,012	2,448,026	4,093,633	7,879,623

LIABILITIES
Payable to custodian	—	1	—	—	—
Payable for compensation of manager	123	811	1,956	3,101	5,659
Payable for investments purchased	—	955	1,390	2,282	3,027
Payable for investor servicing
fees (Note 2)	30	79	139	206	394
Payable for distribution fees (Note 2)	43	67	52	46	137
Payable for reports to shareholders	895	1,237	1,908	2,618	4,323
Payable for auditing and tax fee	354	3,229	7,862	12,983	24,078
Payable for offering costs (Note 1)	132,587	46,504	46,504	46,504	46,504
Other accrued expenses	10	40	63	118	196
Total liabilities	134,042	52,923	59,874	67,858	84,318

Net assets	$118,485	$900,089	$2,388,152	$4,025,775	$7,795,305

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$101,895	$631,388	$1,696,373	$2,962,724	$5,806,058
Total distributable earnings (Note 1)	16,590	268,701	691,779	1,063,051	1,989,247
Total — Representing net assets
applicable to capital outstanding	$118,485	$900,089	$2,388,152	$4,025,775	$7,795,305

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$20,694	$70,773	$36,515	$19,333	$204,118
Number of shares outstanding	1,742	5,183	2,719	1,461	15,539
Net asset value, offering price
and redemption value	$11.88	$13.66†	$13.43	$13.23	$13.14
Offering price per class A share
(100/94.25 of Class A net asset value)*	$12.60	$14.49	$14.25	$14.04	$13.94
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	N/A

(Continued on next page)

Retirement Advantage Funds 51

Statements of assets and liabilities 8/31/21 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE cont.	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class C
Net Assets	$11,821	$12,860	$12,777	$12,650	$24,287
Number of shares outstanding	1,000	946	956	960	1,856
Net asset value, offering price***
and redemption value	$11.82	$13.59	$13.37	$13.17†	$13.09
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,849	$12,901	$12,818	$12,691	$12,551
Number of shares outstanding	1,000	947	957	962	957
Net asset value, offering price
and redemption value	$11.85	$13.62	$13.40†	$13.20†	$13.12†
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,868	$12,931	$12,848	$12,720	$12,580
Number of shares outstanding	1,000	948	957	962	958
Net asset value, offering price
and redemption value	$11.87	$13.64	$13.42†	$13.22	$13.14†
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$11,888	$12,961	$12,877	$12,749	$12,609
Number of shares outstanding	1,000	949	958	963	958
Net asset value, offering price
and redemption value	$11.89	$13.66	$13.44	$13.24	$13.16
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,900	$12,979	$12,895	$12,767	$12,626
Number of shares outstanding	1,000	949	959	963	959
Net asset value, offering price
and redemption value	$11.90	$13.67†	$13.45	$13.25†	$13.17
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$11,908	$748,273	$2,274,349	$3,930,098	$7,503,910
Number of shares outstanding	1,000	54,694	168,984	296,425	569,468
Net asset value, offering price
and redemption value	$11.91	$13.68	$13.46	$13.26	$13.18
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$26,557	$16,411	$13,073	$12,767	$12,624
Number of shares outstanding	2,232	1,200	972	963	959
Net asset value, offering price
and redemption value	$11.90	$13.67†	$13.45	$13.25†	$13.17†
Cost of investments (Note 1)	$101,839	$759,947	$1,951,839	$3,391,131	$6,470,062

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

***Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

52 Retirement Advantage Funds

Statements of assets and liabilities 8/31/21 cont.

ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$7,327,651	$12,646,026	$11,684,119	$11,874,959	$11,676,196
Cash	—	1	—	—	—
Receivable for income distributions
from underlying Putnam Fund shares	13	28	34	32	—
Receivable for shares of the fund sold	219	9,022	3,335	132,901	—
Receivable for investments sold	15	—	—	2,710	22
Receivable from Manager (Note 2)	80,300	97,874	93,856	90,921	130,592
Total assets	7,408,198	12,752,951	11,781,344	12,101,523	11,806,810

LIABILITIES
Payable to custodian	—	—	—	2	37
Payable for compensation of manager	5,015	7,665	7,531	6,893	6,554
Payable for shares of the
fund repurchased	15	—	—	2,710	22
Payable for investments purchased	234	9,052	3,372	132,936	—
Payable for investor servicing
fees (Note 2)	340	575	533	689	547
Payable for distribution fees (Note 2)	66	216	119	637	233
Payable for reports to shareholders	4,161	6,419	5,964	5,902	5,938
Payable for auditing and tax fee	22,195	34,161	31,789	30,509	28,323
Payable for offering costs (Note 1)	46,504	46,504	46,504	46,504	93,007
Other accrued expenses	165	419	436	572	857
Total liabilities	78,695	105,011	96,248	227,354	135,518

Net assets	$7,329,503	$12,647,940	$11,685,096	$11,874,169	$11,671,292

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$5,618,373	$10,249,390	$9,817,993	$10,789,054	$10,791,033
Total distributable earnings (Note 1)	1,711,130	2,398,550	1,867,103	1,085,115	880,259
Total — Representing net assets
applicable to capital outstanding	$7,329,503	$12,647,940	$11,685,096	$11,874,169	$11,671,292

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class A
Net Assets	$70,057	$449,119	$194,835	$1,433,327	$565,027
Number of shares outstanding	5,427	35,541	15,855	125,069	50,192
Net asset value, offering price
and redemption value	$12.91	$12.64	$12.29	$11.46	$11.26
Offering price per class A share
(100/94.25 of Class A net asset value)*	$13.70	$13.41	$13.04	$12.16	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$11.73

(Continued on next page)

Retirement Advantage Funds 53

Statements of assets and liabilities 8/31/21 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Computation of net asset value, offering price and redemption price Class C
Net Assets	$13,826	$12,078	$27,059	$60,149	$10,830
Number of shares outstanding	1,075	960	2,212	5,267	968
Net asset value, offering price***	$12.86	$12.58	$12.23	$11.42	$11.19
Computation of net asset value, offering price and redemption price Class R
Net Assets	$12,399	$12,117	$11,735	$11,061	$10,865
Number of shares outstanding	962	961	957	967	968
Net asset value, offering price
and redemption value	$12.89	$12.61	$12.26	$11.44	$11.22
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$12,428	$12,145	$11,762	$11,087	$10,889
Number of shares outstanding	963	962	958	968	969
Net asset value, offering price
and redemption value	$12.90†	$12.63†	$12.28	$11.46†	$11.24
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$12,456	$12,173	$11,789	$11,112	$10,915
Number of shares outstanding	964	962	959	968	969
Net asset value, offering price
and redemption value	$12.93†	$12.65	$12.30†	$11.48	$11.26
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$12,473	$12,190	$11,805	$11,127	$10,928
Number of shares outstanding	964	963	959	969	969
Net asset value, offering price
and redemption value	$12.94	$12.66	$12.31	$11.49†	$11.28
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$7,183,391	$12,117,767	$11,403,974	$10,324,778	$11,040,908
Number of shares outstanding	554,914	956,616	926,186	898,462	978,046
Net asset value, offering price
and redemption value	$12.95	$12.67	$12.31	$11.49	$11.29
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$12,473	$20,351	$12,137	$11,528	$10,930
Number of shares outstanding	964	1,608	986	1,004	969
Net asset value, offering price
and redemption value	$12.94	$12.66	$12.31	$11.49†	$11.28
Cost of investments (Note 1)	$6,171,409	$11,237,932	$10,699,692	$11,286,246	$10,999,244

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

***Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

54 Retirement Advantage Funds

Statements of operations Year ended 8/31/21*

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$1	$6,677	$16,165	$27,302	$51,218

EXPENSES
Compensation of Manager (Note 2)	295	3,933	9,356	15,101	27,346
Investor servicing fees (Note 2)	108	399	686	1,031	1,908
Distribution fees (Note 2)	157	335	258	235	557
Blue sky expense	2,596	85,605	85,605	85,830	85,605
Auditing and tax fees	354	4,129	8,762	13,883	24,978
Reports to shareholders	2,038	1,828	2,359	2,954	4,272
Registration fees	13	15	28	65	98
Amortization of offering costs (Note 1)	88,997	15,643	15,643	15,643	15,643
Other	2,723	2,862	2,846	2,861	2,875
Fees waived and reimbursed
by Manager (Note 2)	(97,142)	(115,724)	(128,858)	(143,607)	(174,385)
Total expenses	139	(975)	(3,315)	(6,004)	(11,103)

Net investment income (loss)	(138)	7,652	19,480	33,306	62,321

REALIZED AND UNREALIZED GAIN
Net realized gain on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	46	116,736	239,642	445,546	671,409
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	—	13,898	26,102	26,279	17,413
Total net realized gain	46	130,634	265,744	471,825	688,822
Change in net unrealized appreciation on:
Underlying Putnam Fund shares	16,682	105,533	282,127	390,825	831,226
Total change in net
unrealized appreciation	16,682	105,533	282,127	390,825	831,226

Net gain on investments	16,728	236,167	547,871	862,650	1,520,048

Net increase in net assets resulting
from operations	$16,590	$243,819	$567,351	$895,956	$1,582,369

*Except for 2065 Fund, which is for the period 12/30/20 (commencement of operations) to 8/31/21.

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 55

Statements of operations Year ended 8/31/21* cont.

INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$49,746	$98,691	$114,950	$135,029	$162,295

EXPENSES
Compensation of Manager (Note 2)	24,595	36,907	33,420	31,230	28,181
Investor servicing fees (Note 2)	1,694	2,699	2,377	2,890	2,246
Distribution fees (Note 2)	307	747	380	2,020	629
Blue sky expense	85,605	85,605	85,605	85,605	91,094
Auditing and tax fees	23,095	35,062	32,689	31,409	28,849
Reports to shareholders	4,064	5,974	5,718	5,769	4,121
Registration fees	72	278	310	445	761
Amortization of offering costs	15,643	15,643	15,643	15,643	16,045
Other	2,861	2,887	2,877	2,893	(6,081)
Fees waived and reimbursed
by Manager (Note 2)	(167,619)	(196,741)	(184,878)	(177,457)	(145,395)
Total expenses	(9,683)	(10,939)	(5,859)	447	20,450

Net investment income	59,429	109,630	120,809	134,582	141,845

REALIZED AND UNREALIZED GAIN
Net realized gain on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	561,250	1,000,314	798,552	402,629	211,934
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	2,482	25,488	41,656	91,406	—
Total net realized gain	563,732	1,025,802	840,208	494,035	211,934
Change in net unrealized
appreciation on:
Underlying Putnam Fund shares	742,728	773,261	522,408	305,894	394,944
Total change in
net appreciation	742,728	773,261	522,408	305,894	394,944

Net gain on investments	1,306,460	1,799,063	1,362,616	799,929	606,878

Net increase in net assets resulting
from operations	$1,365,889	$1,908,693	$1,483,425	$934,511	$748,723

The accompanying notes are an integral part of these financial statements.

56 Retirement Advantage Funds

Statements of changes in net assets

For the period 12/30/20
2065 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 8/31/21
Operations
Net investment loss	$(138)
Net realized gain on underlying Putnam Fund shares	46
Net unrealized appreciation of underlying Putnam Fund shares	16,682
Net increase in net assets resulting from operations	16,590
Increase from capital share transactions (Note 4)	21,895
Total increase in net assets	38,485

NET ASSETS
Beginning of period (Note 6)	80,000
End of period	$118,485

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 57

Statements of changes in net assets cont.

		For the period 12/31/19
2060 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income	$7,652	$127
Net realized gain (loss) on underlying Putnam Fund shares	130,634	(151)
Net unrealized appreciation of underlying
Putnam Fund shares	105,533	34,410
Net increase in net assets resulting from operations	243,819	34,386
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(357)	—
Class C	(63)	—
Class R	(74)	—
Class R3	(82)	—
Class R4	(91)	—
Class R5	(96)	—
Class R6	(6,330)	—
Class Y	(122)	—
Net realized short-term gain on investments
Class A	(124)	—
Class C	(31)	—
Class R	(31)	—
Class R3	(31)	—
Class R4	(31)	—
Class R5	(31)	—
Class R6	(1,971)	—
Class Y	(39)	—
Increase from capital share transactions (Note 4)	319,425	301,963
Total increase in net assets	553,740	336,349

NET ASSETS
Beginning of period (Note 6)	346,349	10,000
End of year	$900,089	$346,349

The accompanying notes are an integral part of these financial statements.

58 Retirement Advantage Funds

Statements of changes in net assets cont.

		For the period 12/31/19
2055 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income	$19,480	$534
Net realized gain on underlying Putnam Fund shares	265,744	7,905
Net unrealized appreciation of underlying
Putnam Fund shares	282,127	153,505
Net increase in net assets resulting from operations	567,351	161,944
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(164)	—
Class C	(62)	—
Class R	(74)	—
Class R3	(83)	—
Class R4	(91)	—
Class R5	(96)	—
Class R6	(17,187)	—
Class Y	(96)	—
From net realized short-term gain on investments
Class A	(201)	—
Class C	(109)	—
Class R	(109)	—
Class R3	(109)	—
Class R4	(109)	—
Class R5	(109)	—
Class R6	(18,808)	—
Class Y	(109)	—
Increase from capital share transactions (Note 4)	623,849	1,062,524
Total increase in net assets	1,153,684	1,224,468

NET ASSETS
Beginning of period (Note 6)	1,234,468	10,000
End of year	$2,388,152	$1,234,468

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 59

Statements of changes in net assets cont.

		For the period 12/31/19
2050 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income	$33,306	$909
Net realized gain (loss) on underlying Putnam Fund shares	471,825	(5,145)
Net unrealized appreciation of underlying
Putnam Fund shares	390,825	242,610
Net increase in net assets resulting from operations	895,956	238,374
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(101)	—
Class C	(61)	—
Class R	(74)	—
Class R3	(82)	—
Class R4	(90)	—
Class R5	(95)	—
Class R6	(29,476)	—
Class Y	(95)	—
From net realized short-term gain on investments
Class A	(156)	—
Class C	(134)	—
Class R	(134)	—
Class R3	(134)	—
Class R4	(134)	—
Class R5	(134)	—
Class R6	(40,245)	—
Class Y	(134)	—
Increase from capital share transactions (Note 4)	1,181,561	1,771,163
Total increase in net assets	2,006,238	2,009,537

NET ASSETS
Beginning of period (Note 6)	2,019,537	10,000
End of year	$4,025,775	$2,019,537

The accompanying notes are an integral part of these financial statements.

60 Retirement Advantage Funds

Statements of changes in net assets cont.

		For the period 12/31/19
2045 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income	$62,321	$1,949
Net realized gain (loss) on underlying Putnam Fund shares	688,822	(10,110)
Net unrealized appreciation of underlying
Putnam Fund shares	831,226	491,821
Net increase in net assets resulting from operations	1,582,369	483,660
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,177)	—
Class C	(61)	—
Class R	(72)	—
Class R3	(81)	—
Class R4	(89)	—
Class R5	(94)	—
Class R6	(55,197)	—
Class Y	(94)	—
From net realized short-term gain on investments
Class A	(419)	—
Class C	(34)	—
Class R	(34)	—
Class R3	(34)	—
Class R4	(34)	—
Class R5	(34)	—
Class R6	(19,294)	—
Class Y	(34)	—
Increase from capital share transactions (Note 4)	1,994,856	3,801,202
Total increase in net assets	3,500,443	4,284,862

NET ASSETS
Beginning of period (Note 6)	4,294,862	10,000
End of year	$7,795,305	$4,294,862

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 61

Statements of changes in net assets cont.

		For the period 12/31/19
2040 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income	$59,429	$3,077
Net realized gain on underlying Putnam Fund shares	563,732	28,217
Net unrealized appreciation of underlying
Putnam Fund shares	742,728	413,514
Net increase in net assets resulting from operations	1,365,889	444,808
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(344)	—
Class C	(60)	—
Class R	(72)	—
Class R3	(81)	—
Class R4	(88)	—
Class R5	(94)	—
Class R6	(50,930)	—
Class Y	(94)	—
From net realized short-term gain on investments
Class A	(333)	—
Class C	(89)	—
Class R	(89)	—
Class R3	(89)	—
Class R4	(89)	—
Class R5	(89)	—
Class R6	(46,937)	—
Class Y	(89)	—
Increase from capital share transactions (Note 4)	1,728,032	3,880,341
Total increase in net assets	2,994,354	4,325,149

NET ASSETS
Beginning of period (Note 6)	4,335,149	10,000
End of year	$7,329,503	$4,335,149

The accompanying notes are an integral part of these financial statements.

62 Retirement Advantage Funds

Statements of changes in net assets cont.

		For the period 12/31/19
2035 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income	$109,630	$18,172
Net realized gain (loss) on underlying Putnam Fund shares	1,025,802	(12,481)
Net unrealized appreciation of underlying
Putnam Fund shares	773,261	634,833
Net increase in net assets resulting from operations	1,908,693	640,524
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(184)	—
Class C	(65)	—
Class R	(76)	—
Class R3	(85)	—
Class R4	(93)	—
Class R5	(98)	—
Class R6	(82,781)	—
Class Y	(98)	—
From net realized short-term gain on investments
Class A	(161)	—
Class C	(81)	—
Class R	(81)	—
Class R3	(81)	—
Class R4	(81)	—
Class R5	(81)	—
Class R6	(66,540)	—
Class Y	(81)	—
Increase from capital share transactions (Note 4)	4,393,243	5,846,147
Total increase in net assets	6,151,269	6,486,671

NET ASSETS
Beginning of period (Note 6)	6,496,671	10,000
End of year	$12,647,940	$6,496,671

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 63

Statements of changes in net assets cont.

		For the period 12/31/19
2030 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income	$120,809	$28,228
Net realized gain (loss) on underlying Putnam Fund shares	840,208	(15,187)
Net unrealized appreciation of underlying
Putnam Fund shares	522,408	462,019
Net increase in net assets resulting from operations	1,483,425	475,060
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(229)	—
Class C	(84)	—
Class R	(96)	—
Class R3	(104)	—
Class R4	(112)	—
Class R5	(117)	—
Class R6	(81,438)	—
Class Y	(117)	—
From net realized short-term gain on investments
Class A	(28)	—
Class C	(13)	—
Class R	(13)	—
Class R3	(13)	—
Class R4	(13)	—
Class R5	(13)	—
Class R6	(8,979)	—
Class Y	(13)	—
Increase from capital share transactions (Note 4)	4,595,016	5,212,977
Total increase in net assets	5,987,059	5,688,037

NET ASSETS
Beginning of period (Note 6)	5,698,037	10,000
End of year	$11,685,096	$5,698,037

The accompanying notes are an integral part of these financial statements.

64 Retirement Advantage Funds

Statements of changes in net assets cont.

		For the period 12/31/19
2025 Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income	$134,582	$25,638
Net realized gain on underlying Putnam Fund shares	494,035	5,272
Net unrealized appreciation of underlying
Putnam Fund shares	305,894	282,819
Net increase in net assets resulting from operations	934,511	313,729
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(10,754)	—
Class C	(130)	—
Class R	(143)	—
Class R3	(150)	—
Class R4	(159)	—
Class R5	(164)	—
Class R6	(108,067)	—
Class Y	(164)	—
From net realized short-term gain on investments
Class A	(3,955)	—
Class C	(61)	—
Class R	(61)	—
Class R3	(61)	—
Class R4	(61)	—
Class R5	(61)	—
Class R6	(39,073)	—
Class Y	(61)	—
Increase from capital share transactions (Note 4)	5,965,498	4,813,556
Total increase in net assets	6,736,884	5,127,285

NET ASSETS
Beginning of period (Note 6)	5,137,285	10,000
End of year	$11,874,169	$5,137,285

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 65

Statements of changes in net assets cont.

		For the period 12/31/19
Maturity Fund —		(commencement of
INCREASE IN NET ASSETS	Year ended 8/31/21	operations) to 8/31/20
Operations
Net investment income (loss)	$141,845	$(541)
Net realized gain on underlying Putnam Fund shares	211,934	845
Net unrealized appreciation of underlying
Putnam Fund shares	394,944	87,372
Net increase in net assets resulting from operations	748,723	87,676
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(154)	—
Class C	(142)	—
Class R	(148)	—
Class R3	(153)	—
Class R4	(156)	—
Class R5	(158)	—
Class R6	(130,358)	—
Class Y	(158)	—
From net realized short-term gain on investments
Class A	(8)	—
Class C	(8)	—
Class R	(8)	—
Class R3	(8)	—
Class R4	(8)
Class R5	(8)	—
Class R6	(6,168)	—
Class Y	(8)	—
Increase from capital share transactions (Note 4)	8,908,356	2,054,188
Total increase in net assets	9,519,428	2,141,864

NET ASSETS
Beginning of period (Note 6)	2,151,864	10,000
End of year	$11,671,292	$2,151,864

The accompanying notes are an integral part of these financial statements.

66 Retirement Advantage Funds

This page left blank intentionally.

Retirement Advantage Funds 67

Financial highlights (For a common share outstanding throughout the period)

2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021∆	$10.00	(.02)	1.90	1.88	—	—	—	$11.88	18.80 *	$21	.12*	(.12)*	1*
Class C
August 31, 2021∆	$10.00	(.07)	1.89	1.82	—	—	—	$11.82	18.20*	$12	.63*	(.63)*	1*
Class R
August 31, 2021∆	$10.00	(.04)	1.89	1.85	—	—	—	$11.85	18.50*	$12	.39*	(.39)*	1*
Class R3
August 31, 2021∆	$10.00	(.02)	1.89	1.87	—	—	—	$11.87	18.70*	$12	.22*	(.22)*	1*
Class R4
August 31, 2021∆	$10.00	(.01)	1.90	1.89	—	—	—	$11.89	18.90*	$12	.06*	(.06)*	1*
Class R5
August 31, 2021∆	$10.00	.01	1.89	1.90	—	—	—	$11.90	19.00*	$12	(.04)*	.04*	1*
Class R6
August 31, 2021∆	$10.00	.01	1.90	1.91	—	—	—	$11.91	19.10*	$12	(.11)*	.11*	1*
Class Y
August 31, 2021∆	$10.00	—[f]	1.90	1.90	—	—	—	$11.90	19.00*	$27	(.04)*	.04*	1*

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 Retirement Advantage Funds	Retirement Advantage Funds 69

Financial highlights (For a common share outstanding throughout the period) cont.

2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.66	.06	3.07	3.13	(.10)	(.03)	(.13)	$13.66	29.56	$71.18		.50	61
Class C
August 31, 2021†	$10.66	(.01)	3.04	3.03	(.07)	(.03)	(.10)	$13.59	28.59	$13.93		(.11)	61
Class R
August 31, 2021†	$10.66	.03	3.04	3.07	(.08)	(.03)	(.11)	$13.62	29.00	$13.58		.23	61
Class R3
August 31, 2021†	$10.66	.06	3.04	3.10	(.09)	(.03)	(.12)	$13.64	29.29	$13.33		.48	61
Class R4
August 31, 2021†	$10.66	.09	3.04	3.13	(.10)	(.03)	(.13)	$13.66	29.58	$13.08		.73	61
Class R5
August 31, 2021†	$10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	$13.67	29.73	$13	(.07)	.88	61
Class R6
August 31, 2021	$10.66	.11	3.05	3.16	(.11)	(.03)	(.14)	$13.68	29.87	$748	(.17)	.91	61
August 31, 2020‡	10.00	.01	.65	.66	—	—	—	10.66	6.60*	346	(.11)*	.11*	3*
Class Y
August 31, 2021†	$10.66	.11	3.03	3.14	(.10)	(.03)	(.13)	$13.67	29.74	$16	(.07)	.89	61

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 Retirement Advantage Funds	Retirement Advantage Funds 71

Financial highlights (For a common share outstanding throughout the period) cont.

2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.63	.06	2.96	3.02	(.10)	(.12)	(.22)	$13.43	28.67	$37.18		.53	46
Class C
August 31, 2021†	$10.63	(.01)	2.94	2.93	(.07)	(.12)	(.19)	$13.37	27.78	$13.93		(.11)	46
Class R
August 31, 2021†	$10.63	.03	2.94	2.97	(.08)	(.12)	(.20)	$13.40	28.21	$13.58		.23	46
Class R3
August 31, 2021†	$10.63	.06	2.94	3.00	(.09)	(.12)	(.21)	$13.42	28.50	$13.33		.48	46
Class R4
August 31, 2021†	$10.63	.09	2.94	3.03	(.10)	(.12)	(.22)	$13.44	28.79	$13.08		.73	46
Class R5
August 31, 2021†	$10.63	.11	2.93	3.04	(.10)	(.12)	(.22)	$13.45	28.94	$13	(.07)	.88	46
Class R6
August 31, 2021	$10.63	.11	2.95	3.06	(.11)	(.12)	(.23)	$13.46	29.08	$2,274	(.17)	.91	46
August 31, 2020‡	10.00	.01	.62	.63	—	—	—	10.63	6.30*	1,234	(.11)*	.11*	23*
Class Y
August 31, 2021†	$10.63	.10	2.94	3.04	(.10)	(.12)	(.22)	$13.45	28.94	$13	(.07)	.88	46

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

72 Retirement Advantage Funds	Retirement Advantage Funds 73

Financial highlights (For a common share outstanding throughout the period) cont.

2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.60	.06	2.80	2.86	(.09)	(.14)	(.23)	$13.23	27.38	$19.17		.53	59
Class C
August 31, 2021†	$10.60	(.01)	2.79	2.78	(.07)	(.14)	(.21)	$13.17	26.51	$13.92		(.12)	59
Class R
August 31, 2021†	$10.60	.03	2.79	2.82	(.08)	(.14)	(.22)	$13.20	26.94	$13.57		.23	59
Class R3
August 31, 2021†	$10.60	.06	2.79	2.85	(.09)	(.14)	(.23)	$13.22	27.23	$13.32		.48	59
Class R4
August 31, 2021†	$10.60	.09	2.79	2.88	(.10)	(.14)	(.24)	$13.24	27.51	$13.07		.73	59
Class R5
August 31, 2021†	$10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	$13.25	27.68	$13	(.08)	.88	59
Class R6
August 31, 2021	$10.60	.11	2.79	2.90	(.10)	(.14)	(.24)	$13.26	27.81	$3,930	(.18)	.94	59
August 31, 2020‡	10.00	.01	.59	.60	—	—	—	10.60	6.00*	2,020	(.11)*	.11*	9*
Class Y
August 31, 2021†	$10.60	.10	2.79	2.89	(.10)	(.14)	(.24)	$13.25	27.68	$13	(.08)	.88	59

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 Retirement Advantage Funds	Retirement Advantage Funds 75

Financial highlights (For a common share outstanding throughout the period) cont.

2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.55	.09	2.64	2.73	(.10)	(.04)	(.14)	$13.14	26.05	$204.17		.76	44
Class C
August 31, 2021†	$10.55	(.05)	2.69	2.64	(.06)	(.04)	(.10)	$13.09	25.17	$24.92		(.42)	44
Class R
August 31, 2021†	$10.55	.03	2.66	2.69	(.08)	(.04)	(.12)	$13.12	25.59	$13.57		.22	44
Class R3
August 31, 2021†	$10.55	.06	2.66	2.72	(.09)	(.04)	(.13)	$13.14	25.88	$13.32		.47	44
Class R4
August 31, 2021†	$10.55	.09	2.65	2.74	(.09)	(.04)	(.13)	$13.16	26.17	$13.07		.72	44
Class R5
August 31, 2021†	$10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	$13.17	26.32	$13	(.08)	.87	44
Class R6
August 31, 2021	$10.55	.11	2.66	2.77	(.10)	(.04)	(.14)	$13.18	26.46	$7,504	(.18)	.95	44
August 31, 2020‡	10.00	.01	.54	.55	—	—	—	10.55	5.50*	4,295	(.11)*	.11*	14*
Class Y
August 31, 2021†	$10.55	.10	2.66	2.76	(.10)	(.04)	(.14)	$13.17	26.32	$13	(.08)	.86	44

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

76 Retirement Advantage Funds	Retirement Advantage Funds 77

Financial highlights (For a common share outstanding throughout the period) cont.

2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.55	.08	2.47	2.55	(.10)	(.09)	(.19)	$12.91	24.45	$70.18		.65	45
Class C
August 31, 2021†	$10.55	(.02)	2.48	2.46	(.06)	(.09)	(.15)	$12.86	23.60	$14.93		(.15)	45
Class R
August 31, 2021†	$10.55	.03	2.48	2.51	(.08)	(.09)	(.17)	$12.89	24.03	$12.58		.26	45
Class R3
August 31, 2021†	$10.55	.06	2.47	2.53	(.09)	(.09)	(.18)	$12.90	24.22	$12.33		.51	45
Class R4
August 31, 2021†	$10.55	.09	2.47	2.56	(.09)	(.09)	(.18)	$12.93	24.60	$12.08		.75	45
Class R5
August 31, 2021†	$10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	$12.94	24.76	$12	(.07)	.90	45
Class R6
August 31, 2021	$10.55	.11	2.48	2.59	(.10)	(.09)	(.19)	$12.95	24.89	$7,183	(.17)	.98	45
August 31, 2020‡	10.00	.02	.53	.55	—	—	—	10.55	5.50*	4,335	(.11)*	.18*	32*
Class Y
August 31, 2021†	$10.55	.11	2.47	2.58	(.10)	(.09)	(.19)	$12.94	24.76	$12	(.07)	.90	45

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 Retirement Advantage Funds	Retirement Advantage Funds 79

Financial highlights (For a common share outstanding throughout the period) cont.

2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.56	.05	2.22	2.27	(.10)	(.09)	(.19)	$12.64	21.67	$449.22		.45	56
Class C
August 31, 2021†	$10.56	.01	2.17	2.18	(.07)	(.09)	(.16)	$12.58	20.77	$12.97		.12	56
Class R
August 31, 2021†	$10.56	.05	2.17	2.22	(.08)	(.09)	(.17)	$12.61	21.19	$12.62		.47	56
Class R3
August 31, 2021†	$10.56	.08	2.17	2.25	(.09)	(.09)	(.18)	$12.63	21.48	$12.37		.72	56
Class R4
August 31, 2021†	$10.56	.11	2.17	2.28	(.10)	(.09)	(.19)	$12.65	21.77	$12.12		.97	56
Class R5
August 31, 2021†	$10.56	.13	2.16	2.29	(.10)	(.09)	(.19)	$12.66	21.92	$12	(.03)	1.12	56
Class R6
August 31, 2021	$10.56	.14	2.17	2.31	(.11)	(.09)	(.20)	$12.67	22.06	$12,118	(.13)	1.18	56
August 31, 2020‡	10.00	.07	.49	.56	—	—	—	10.56	5.60*	6,497	(.08)*	.68*	23*
Class Y
August 31, 2021†	$10.56	.12	2.17	2.29	(.10)	(.09)	(.19)	$12.66	21.92	$20	(.03)	1.06	56

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 Retirement Advantage Funds	Retirement Advantage Funds 81

Financial highlights (For a common share outstanding throughout the period) cont.

2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.55	.10	1.77	1.87	(.12)	(.01)	(.13)	$12.29	17.86	$195.28		.83	61
Class C
August 31, 2021†	$10.55	.02	1.76	1.78	(.09)	(.01)	(.10)	$12.23	16.99	$27	1.03	.16	61
Class R
August 31, 2021†	$10.55	.08	1.74	1.82	(.10)	(.01)	(.11)	$12.26	17.42	$12.68		.71	61
Class R3
August 31, 2021†	$10.55	.11	1.74	1.85	(.11)	(.01)	(.12)	$12.28	17.70	$12.43		.96	61
Class R4
August 31, 2021†	$10.55	.14	1.74	1.88	(.12)	(.01)	(.13)	$12.30	17.98	$12.18		1.21	61
Class R5
August 31, 2021†	$10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	$12.31	18.13	$12.03		1.36	61
Class R6
August 31, 2021	$10.55	.16	1.74	1.90	(.13)	(.01)	(.14)	$12.31	18.17	$11,404	(.07)	1.38	61
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,698	(.05)*	1.21*	20*
Class Y
August 31, 2021†	$10.55	.15	1.74	1.89	(.12)	(.01)	(.13)	$12.31	18.13	$12.03		1.35	61

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 Retirement Advantage Funds	Retirement Advantage Funds 83

Financial highlights (For a common share outstanding throughout the period) cont.

2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.55	.14	1.00	1.14	(.17)	(.06)	(.23)	$11.46	11.04	$1,433.32		1.31	56
Class C
August 31, 2021†	$10.55	.04	1.03	1.07	(.14)	(.06)	(.20)	$11.42	10.28	$60	1.07	.34	56
Class R
August 31, 2021†	$10.55	.10	1.00	1.10	(.15)	(.06)	(.21)	$11.44	10.61	$11.72		.92	56
Class R3
August 31, 2021†	$10.55	.13	1.00	1.13	(.16)	(.06)	(.22)	$11.46	10.88	$11.47		1.17	56
Class R4
August 31, 2021†	$10.55	.15	1.01	1.16	(.17)	(.06)	(.23)	$11.48	11.17	$11.22		1.42	56
Class R5
August 31, 2021†	$10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	$11.49	11.32	$11.07		1.57	56
Class R6
August 31, 2021	$10.55	.18	1.00	1.18	(.18)	(.06)	(.24)	$11.49	11.36	$10,325	(.03)	1.63	56
August 31, 2020‡	10.00	.12	.43	.55	—	—	—	10.55	5.50*	5,137	(.02)*	1.19*	26*
Class Y
August 31, 2021†	$10.55	.17	1.00	1.17	(.17)	(.06)	(.23)	$11.49	11.32	$12.07		1.56	56

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

84 Retirement Advantage Funds	Retirement Advantage Funds 85

Financial highlights (For a common share outstanding throughout the period) cont.

Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
August 31, 2021†	$10.49	(.01)	.95	.94	(.16)	(.01)	(.17)	$11.26	9.06	$565.60		(.06)	41
Class C
August 31, 2021†	$10.49	.05	.81	.86	(.15)	(.01)	(.16)	$11.19	8.25	$11	1.35	.49	41
Class R
August 31, 2021†	$10.49	.09	.81	.90	(.16)	(.01)	(.17)	$11.22	8.60	$11	1.00	.84	41
Class R3
August 31, 2021†	$10.49	.12	.80	.92	(.16)	(.01)	(.17)	$11.24	8.84	$11.75		1.09	41
Class R4
August 31, 2021†	$10.49	.14	.80	.94	(.16)	(.01)	(.17)	$11.26	9.08	$11.50		1.34	41
Class R5
August 31, 2021†	$10.49	.16	.81	.97	(.17)	(.01)	(.18)	$11.28	9.29	$11.35		1.49	41
Class R6
August 31, 2021	$10.49	.20	.78	.98	(.17)	(.01)	(.18)	$11.29	9.42	$11,041.25		1.86	41
August 31, 2020‡	10.00	(.01)	.50	.49	—	—	—	10.49	4.90*	2,152	.17*	(.07)*	6*
Class Y
August 31, 2021†	$10.49	.16	.81	.97	(.17)	(.01)	(.18)	$11.28	9.29	$11.35		1.49	41

See page 88 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

86 Retirement Advantage Funds	Retirement Advantage Funds 87

Financial highlights cont.

* Not annualized.

∆ For the period December 30, 2020 (commencement of operations) to August 31, 2021.

† For the period September 1, 2020 (commencement of operations) to August 31, 2021.

‡ For the period December 31, 2019 (commencement of operations) to August 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	8/31/21	8/31/20
2065 Fund
Classes A, C, R, R3, R4, R5, R6, and Y	99.33%	N/A
2060 Fund
Classes A, C, R, R3, R4, R5, and Y	12.96	N/A
Class R6	12.96	29.98%
2055 Fund
Classes A, C, R, R3, R4, R5, and Y	5.93	N/A
Class R6	5.93	8.82
2050 Fund
Classes A, C, R, R3, R4, R5, and Y	4.00	N/A
Class R6	4.00	6.16
2045 Fund
Classes A, C, R, R3, R4, R5, and Y	2.62	N/A
Class R6	2.62	4.00
2040 Fund
Classes A, C, R, R3, R4, R5, and Y	2.73	N/A
Class R6	2.73	3.98
2035 Fund
Classes A, C, R, R3, R4, R5, and Y	2.08	N/A
Class R6	2.08	3.25
2030 Fund
Classes A, C, R, R3, R4, R5, and Y	2.10	N/A
Class R6	2.10	3.38
2025 Fund
Classes A, C, R, R3, R4, R5, and Y	2.10	N/A
Class R6	2.10	3.46
Maturity Fund
Classes A, C, R, R3, R4, R5, and Y	1.86	N/A
Class R6	1.86	16.03

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

88 Retirement Advantage Funds

Notes to financial statements 8/31/21

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the funds’ manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from September 1, 2020 through August 31, 2021, except Putnam Retirement Advantage 2065 Fund which was for the period December 30, 2020 (commencement of operations) to August 31, 2021.

Each of the Putnam Retirement Advantage Funds: Putnam Retirement Advantage 2065 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, and Putnam Retirement Advantage Maturity Fund (“Maturity Fund”) (collectively, the “Retirement Advantage Funds”) is a diversified series of Putnam Target Date Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except the Putnam Retirement Advantage Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam Retirement Advantage Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam Advantage Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Advantage Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of August 31, 2021, each fund may invest in the following diversified funds: Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Income Strategies Portfolio and Putnam Short Term Investment Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares. Each fund (except for Retirement Advantage 2065) began offering class R6 shares on December 31, 2019 and class A, class C, class R, class R3, class R4, class R5 and class Y on September 1, 2020. Putnam Retirement Advantage 2065 Fund began offering class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares on December 30, 2020. Class A shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam Retirement Advantage Maturity Fund). Class A shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5, class R6, and class Y are not subject to a contingent deferred sales charge. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Prior to March 1, 2021, class C generally convert to class A shares after approximately ten years. Class R and class R3 shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class C, class R and class R3 shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown

Retirement Advantage Funds 89

as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to each fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If a fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 or Level 2 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

90 Retirement Advantage Funds

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the funds will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At August 31, 2021, the following funds had capital loss carryovers in the following amounts to the extent allowed by the Code to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2055 Fund	$133	$180	$313
2050 Fund	1,826	—	1,826
2045 Fund	2,588	6,585	9,173
2040 Fund	573	4,362	4,935
2035 Fund	11,704	5,962	17,666
2025 Fund	246	—	246

Pursuant to federal income tax regulations applicable to regulated investment companies, the Retirement Advantage 2065 Fund has elected to defer $92 to its fiscal year ending August 31, 2022 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2021 and August 31, 2021, and (ii) specified ordinary and currency losses recognized between November 1, 2020 and August 31, 2021).

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Advantage Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
2065 Fund	late year loss deferrals
2045 Fund	losses on wash sales transactions
reclass of short-term capital gain distributions from underlying
2025 Fund	Putnam funds
Maturity Fund	non-deductible merger fees

Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the following funds reclassified the following amounts:

		Accumulated net realized
	Undistributed net	gain/(loss) on investment
	investment income	transactions	Paid-in-capital
2065 Fund	$46	$(46)	$—
2030 Fund	2,675	(2,675)	—
2025 Fund	38,032	(38,032)	—
Maturity Fund	(9,674)	4,077	5,597

Retirement Advantage Funds 91

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net
			unrealized
			apprecia-	Undistri-	Undistri-	Undistri-		Late year	Cost for
	Unrealized	Unrealized	tion/	buted	buted	buted	Capital	ordinary	federal
	apprecia-	(deprecia-	deprecia-	ordinary	short-term	long-term	loss	loss	income tax
	tion	tion)	tion	income	gain	gain	carryover	deferral	purposes
2065 Fund	$16,682	$—	$16,682	$—	$—	$—	$—	$(92)	$101,839
2060 Fund	139,937	(1)	139,936	563	100,488	27,714	—	—	759,954
2055 Fund	435,626	—	435,626	2,161	81,166	173,140	(313)	—	1,951,845
2050 Fund	633,160	—	633,160	4,141	284,976	142,600	(1,826)	—	3,391,406
2045 Fund	1,319,474	—	1,319,474	7,405	347,023	324,518	(9,173)	—	6,473,635
2040 Fund	1,155,770	—	1,155,770	10,742	303,416	246,137	(4,935)	—	6,171,881
2035 Fund	1,407,815	—	1,407,815	44,321	660,573	303,505	(17,666)	—	11,238,211
2030 Fund	979,822	(2)	979,820	69,414	463,420	354,450	—	—	10,704,299
2025 Fund	588,074	(41)	588,033	78,521	265,367	153,440	(246)	—	11,286,926
Maturity
Fund	675,578	—	675,578	263	175,689	28,729	—	—	11,000,618

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $46,504 per fund (except for Putnam Retirement Advantage 2065 Fund and Putnam Retirement Advantage Maturity Fund, which totaled $132,587 and $93,007 (includes $46,102 from merger of Putnam Retirement Advantage 2020 Fund), respectively are being fully amortized on a straight-line basis over a twelve-month period. Each fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam Retirement Advantage Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.45%
2060 Fund	0.44%
2055 Fund	0.43%
2050 Fund	0.42%
2045 Fund	0.41%
2040 Fund	0.40%
2035 Fund	0.39%
2030 Fund	0.38%
2025 Fund	0.37%

92 Retirement Advantage Funds

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2024 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$404
2060 Fund	5,505
2055 Fund	13,499
2050 Fund	22,528
2045 Fund	41,865
2040 Fund	37,771
2035 Fund	54,533
2030 Fund	45,978
2025 Fund	40,317
Maturity Fund	15,713

In addition, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least December 30, 2024 in an amount sufficient to result in total annual fund operating expenses for the fund’s class A, C, R, R3, R4, R5, R6 and Y shares (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.55%, 0.55%, 0.70%, 0.70%, 0.70%, 0.55%, 0.45%, and 0.55%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$96,738
2060 Fund	110,219
2055 Fund	115,359
2050 Fund	121,079
2045 Fund	132,520
2040 Fund	129,848
2035 Fund	142,208
2030 Fund	138,900
2025 Fund	137,140
Maturity Fund	129,682

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of each fund managed by PIL.

Retirement Advantage Funds 93

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund at the following class specific rates:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$15	$9	$20	$20	$20	$9	$2	$13	$108
2060 Fund	68	14	31	31	31	14	193	17	399
2055 Fund	30	14	31	31	31	14	521	14	686
2050 Fund	19	14	31	31	31	14	877	14	1,031
2045 Fund	148	22	31	31	31	14	1,617	14	1,908
2040 Fund	51	15	31	31	31	14	1,507	14	1,694
2035 Fund	274	14	30	30	30	14	2,291	16	2,699
2030 Fund	84	16	30	30	30	14	2,159	14	2,377
2025 Fund	817	37	29	29	29	13	1,923	13	2,890
Maturity Fund	217	14	30	30	30	14	1,897	14	2,246

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$28	$74	$37	$18	$157
2060 Fund	137	113	57	28	335
2055 Fund	60	113	57	28	258
2050 Fund	38	113	56	28	235
2045 Fund	296	177	56	28	557
2040 Fund	104	119	56	28	307
2035 Fund	555	110	55	27	747
2030 Fund	169	130	54	27	380
2025 Fund	1,644	298	52	26	2,020
Maturity Fund	437	110	55	27	629

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares in the following amounts:

Class A Net commissions
2065 Fund	$34
2060 Fund	533
2055 Fund	30
2050 Fund	50
2045 Fund	231
2040 Fund	20
2035 Fund	1,569
2030 Fund	1,409
2025 Fund	234

94 Retirement Advantage Funds

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$102,391	$598
2060 Fund	871,284	539,886
2055 Fund	1,590,959	959,197
2050 Fund	3,225,938	2,056,382
2045 Fund	4,861,628	2,864,115
2040 Fund	4,409,133	2,718,839
2035 Fund	9,609,830	5,231,905
2030 Fund	9,883,324	5,217,097
2025 Fund	10,696,742	4,667,201
Maturity Fund	11,922,462	3,201,007

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund
	FOR THE PERIOD 12/30/20 (COMMENCEMENT OF
	OPERATIONS) TO 8/31/21
Class A	Shares	Amount
Shares sold	744	$7,929
Shares issued in connection with reinvestment of distributions	—	—
	744	7,929
Shares repurchased	(2)	(25)
Net increase	742	$7,904

	FOR THE PERIOD 12/30/20 (COMMENCEMENT OF
	OPERATIONS) TO 8/31/21
Class Y	Shares	Amount
Shares sold	1,232	$13,991
Shares issued in connection with reinvestment of distributions	—	—
	1,232	13,991
Shares repurchased	—	—
Net increase	1,232	$13,991

2060 Fund

	YEAR ENDED 8/31/21
Class A	Shares	Amount
Shares sold	6,023	$66,874
Shares issued in connection with reinvestment of distributions	42	481
	6,065	67,355
Shares repurchased	(882)	(11,699)
Net increase	5,183	$55,656

Retirement Advantage Funds 95

	YEAR ENDED 8/31/21
Class C	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	8	94
	946	10,094
Shares repurchased	—	—
Net increase	946	$10,094

	YEAR ENDED 8/31/21
Class R	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	9	105
	947	10,105
Shares repurchased	—	—
Net increase	947	$10,105

	YEAR ENDED 8/31/21
Class R3	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	10	113
	948	10,113
Shares repurchased	—	—
Net increase	948	$10,113

	YEAR ENDED 8/31/21
Class R4	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	11	122
	949	10,122
Shares repurchased	—	—
Net increase	949	$10,122

	YEAR ENDED 8/31/21
Class R5	Shares	Amount
Shares sold	938	$10,000
Shares issued in connection with reinvestment of distributions	11	127
	949	10,127
Shares repurchased	—	—
Net increase	949	$10,127

96 Retirement Advantage Funds

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	60,975	$691,830	31,690	$303,823
Shares issued in connection with
reinvestment of distributions	717	8,301	—	—
	61,692	700,131	31,690	303,823
Shares repurchased	(39,492)	(499,950)	(196)	(1,860)
Net increase	22,200	$200,181	31,494	$301,963

			YEAR ENDED 8/31/21
Class Y			Shares	Amount
Shares sold			1,250	$13,706
Shares issued in connection with reinvestment of distributions			14	161
			1,264	13,867
Shares repurchased			(64)	(840)
Net increase			1,200	$13,027

2055 Fund

			YEAR ENDED 8/31/21
Class A			Shares	Amount
Shares sold			2,687	$30,342
Shares issued in connection with reinvestment of distributions			32	365
			2,719	30,707
Shares repurchased			—	—
Net increase			2,719	$30,707

			YEAR ENDED 8/31/21
Class C			Shares	Amount
Shares sold			941	$10,000
Shares issued in connection with reinvestment of distributions			15	171
			956	10,171
Shares repurchased			—	—
Net increase			956	$10,171

			YEAR ENDED 8/31/21
Class R			Shares	Amount
Shares sold			941	$10,000
Shares issued in connection with reinvestment of distributions			16	183
			957	10,183
Shares repurchased			—	—
Net increase			957	$10,183

Retirement Advantage Funds 97

			YEAR ENDED 8/31/21
Class R3			Shares	Amount
Shares sold			941	$10,000
Shares issued in connection with reinvestment of distributions			16	192
			957	10,192
Shares repurchased			—	—
Net increase			957	$10,192

			YEAR ENDED 8/31/21
Class R4			Shares	Amount
Shares sold			941	$10,000
Shares issued in connection with reinvestment of distributions			17	200
			958	10,200
Shares repurchased			—	—
Net increase			958	$10,200

			YEAR ENDED 8/31/21
Class R5			Shares	Amount
Shares sold			941	$10,000
Shares issued in connection with reinvestment of distributions			18	205
			959	10,205
Shares repurchased			—	—
Net increase			959	$10,205

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	116,630	$1,332,510	126,256	$1,168,076
Shares issued in connection with
reinvestment of distributions	3,146	35,995	—	—
	119,776	1,368,505	126,256	1,168,076
Shares repurchased	(66,920)	(836,689)	(11,128)	(105,552)
Net increase	52,856	$531,816	115,128	$1,062,524

			YEAR ENDED 8/31/21
Class Y			Shares	Amount
Shares sold			954	$10,170
Shares issued in connection with reinvestment of distributions			18	205
			972	10,375
Shares repurchased			—	—
Net increase			972	$10,375

98 Retirement Advantage Funds

2050 Fund

	YEAR ENDED 8/31/21
Class A	Shares	Amount
Shares sold	1,837	$20,852
Shares issued in connection with reinvestment of distributions	23	257
	1,860	21,109
Shares repurchased	(399)	(5,132)
Net increase	1,461	$15,977

	YEAR ENDED 8/31/21
Class C	Shares	Amount
Shares sold	943	$10,000
Shares issued in connection with reinvestment of distributions	17	195
	960	10,195
Shares repurchased	—	—
Net increase	960	$10,195

	YEAR ENDED 8/31/21
Class R	Shares	Amount
Shares sold	944	$10,000
Shares issued in connection with reinvestment of distributions	18	208
	962	10,208
Shares repurchased	—	—
Net increase	962	$10,208

	YEAR ENDED 8/31/21
Class R3	Shares	Amount
Shares sold	943	$10,000
Shares issued in connection with reinvestment of distributions	19	216
	962	10,216
Shares repurchased	—	—
Net increase	962	$10,216

	YEAR ENDED 8/31/21
Class R4	Shares	Amount
Shares sold	943	$10,000
Shares issued in connection with reinvestment of distributions	20	224
	963	10,224
Shares repurchased	—	—
Net increase	963	$10,224

Retirement Advantage Funds 99

			YEAR ENDED 8/31/21
Class R5			Shares	Amount
Shares sold			943	$10,000
Shares issued in connection with reinvestment of distributions			20	229
			963	10,229
Shares repurchased			—	—
Net increase			963	$10,229

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	251,797	$2,864,867	193,753	$1,811,420
Shares issued in connection with
reinvestment of distributions	6,143	69,721	—	—
	257,940	2,934,588	193,753	1,811,420
Shares repurchased	(152,005)	(1,830,305)	(4,263)	(40,257)
Net increase	105,935	$1,104,283	189,490	$1,771,163

			YEAR ENDED 8/31/21
Class Y			Shares	Amount
Shares sold			943	$10,000
Shares issued in connection with reinvestment of distributions			20	229
			963	10,229
Shares repurchased			—	—
Net increase			963	$10,229

2045 Fund

			YEAR ENDED 8/31/21
Class A			Shares	Amount
Shares sold			15,398	$177,368
Shares issued in connection with reinvestment of distributions			141	1,596
			15,539	178,964
Shares repurchased			—	—
Net increase			15,539	$178,964

			YEAR ENDED 8/31/21
Class C			Shares	Amount
Shares sold			1,848	$20,213
Shares issued in connection with reinvestment of distributions			8	95
			1,856	20,308
Shares repurchased			—	—
Net increase			1,856	$20,308

100 Retirement Advantage Funds

			YEAR ENDED 8/31/21
Class R			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			9	106
			957	10,106
Shares repurchased			—	—
Net increase			957	$10,106

			YEAR ENDED 8/31/21
Class R3			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			10	115
			958	10,115
Shares repurchased			—	—
Net increase			958	$10,115

			YEAR ENDED 8/31/21
Class R4			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			10	123
			958	10,123
Shares repurchased			—	—
Net increase			958	$10,123

			YEAR ENDED 8/31/21
Class R5			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			11	128
			959	10,128
Shares repurchased			—	—
Net increase			959	$10,128

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	365,446	$4,201,308	424,964	$3,978,390
Shares issued in connection with
reinvestment of distributions	6,557	74,491	—	—
	372,003	4,275,799	424,964	3,978,390
Shares repurchased	(209,447)	(2,530,815)	(19,052)	(177,188)
Net increase	162,556	$1,744,984	405,912	$3,801,202

Retirement Advantage Funds 101

	YEAR ENDED 8/31/21
Class Y	Shares	Amount
Shares sold	2,629	$30,746
Shares issued in connection with reinvestment of distributions	11	128
	2,640	30,874
Shares repurchased	(1,681)	(20,746)
Net increase	959	$10,128

2040 Fund

	YEAR ENDED 8/31/21
Class A	Shares	Amount
Shares sold	5,791	$65,669
Shares issued in connection with reinvestment of distributions	60	677
	5,851	66,346
Shares repurchased	(424)	(5,000)
Net increase	5,427	$61,346

	YEAR ENDED 8/31/21
Class C	Shares	Amount
Shares sold	1,064	$11,338
Shares issued in connection with reinvestment of distributions	13	149
	1,077	11,487
Shares repurchased	(2)	(26)
Net increase	1,075	$11,461

	YEAR ENDED 8/31/21
Class R	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	14	161
	962	10,161
Shares repurchased	—	—
Net increase	962	$10,161

	YEAR ENDED 8/31/21
Class R3	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	15	170
	963	10,170
Shares repurchased	—	—
Net increase	963	$10,170

102 Retirement Advantage Funds

			YEAR ENDED 8/31/21
Class R4			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			16	177
			964	10,177
Shares repurchased			—	—
Net increase			964	$10,177

			YEAR ENDED 8/31/21
Class R5			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			16	183
			964	10,183
Shares repurchased			—	—
Net increase			964	$10,183

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	321,597	$3,709,589	457,228	$4,329,526
Shares issued in connection with
reinvestment of distributions	8,699	97,867	—	—
	330,296	3,807,456	457,228	4,329,526
Shares repurchased	(186,331)	(2,203,105)	(47,279)	(449,185)
Net increase	143,965	$1,604,351	409,949	$3,880,341

			YEAR ENDED 8/31/21
Class Y			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			16	183
			964	10,183
Shares repurchased			—	—
Net increase			964	$10,183

2035 Fund

			YEAR ENDED 8/31/21
Class A			Shares	Amount
Shares sold			35,516	$411,056
Shares issued in connection with reinvestment of distributions			31	345
			35,547	411,401
Shares repurchased			(6)	(55)
Net increase			35,541	$411,346

Retirement Advantage Funds 103

	YEAR ENDED 8/31/21
Class C	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	12	146
	960	10,146
Shares repurchased	—	—
Net increase	960	$10,146

	YEAR ENDED 8/31/21
Class R	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	13	157
	961	10,157
Shares repurchased	—	—
Net increase	961	$10,157

	YEAR ENDED 8/31/21
Class R3	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	14	166
	962	10,166
Shares repurchased	—	—
Net increase	962	$10,166

	YEAR ENDED 8/31/21
Class R4	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	14	174
	962	10,174
Shares repurchased	—	—
Net increase	962	$10,174

	YEAR ENDED 8/31/21
Class R5	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	15	179
	963	10,179
Shares repurchased	—	—
Net increase	963	$10,179

104 Retirement Advantage Funds

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	681,909	$7,855,313	644,404	$6,133,820
Shares issued in connection with
reinvestment of distributions	13,392	149,321	—	—
	695,301	8,004,634	644,404	6,133,820
Shares repurchased	(353,810)	(4,091,537)	(30,279)	(287,673)
Net increase	341,491	$3,913,097	614,125	$5,846,147

			YEAR ENDED 8/31/21
Class Y			Shares	Amount
Shares sold			1,593	$17,799
Shares issued in connection with reinvestment of distributions			15	179
			1,608	17,978
Shares repurchased			—	—
Net increase			1,608	$17,978

2030 Fund

			YEAR ENDED 8/31/21
Class A			Shares	Amount
Shares sold			15,854	$184,295
Shares issued in connection with reinvestment of distributions			23	257
			15,877	184,552
Shares repurchased			(22)	(262)
Net increase			15,855	$184,290

			YEAR ENDED 8/31/21
Class C			Shares	Amount
Shares sold			2,203	$25,100
Shares issued in connection with reinvestment of distributions			9	97
			2,212	25,197
Shares repurchased			—	—
Net increase			2,212	$25,197

			YEAR ENDED 8/31/21
Class R			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			9	109
			957	10,109
Shares repurchased			—	—
Net increase			957	$10,109

Retirement Advantage Funds 105

			YEAR ENDED 8/31/21
Class R3			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			10	117
			958	10,117
Shares repurchased			—	—
Net increase			958	$10,117

			YEAR ENDED 8/31/21
Class R4			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			11	125
			959	10,125
Shares repurchased			—	—
Net increase			959	$10,125

			YEAR ENDED 8/31/21
Class R5			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			11	130
			959	10,130
Shares repurchased			—	—
Net increase			959	$10,130

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	738,848	$8,370,834	556,180	$5,380,827
Shares issued in connection with
reinvestment of distributions	8,183	90,417	—	—
	747,031	8,461,251	556,180	5,380,827
Shares repurchased	(360,723)	(4,126,638)	(17,302)	(167,850)
Net increase	386,308	$4,334,613	538,878	$5,212,977

			YEAR ENDED 8/31/21
Class Y			Shares	Amount
Shares sold			974	$10,305
Shares issued in connection with reinvestment of distributions			12	130
			986	10,435
Shares repurchased			—	—
Net increase			986	$10,435

106 Retirement Advantage Funds

2025 Fund

	YEAR ENDED 8/31/21
Class A	Shares	Amount
Shares sold	125,124	$1,375,490
Shares issued in connection with reinvestment of distributions	1,372	14,709
	126,496	1,390,199
Shares repurchased	(1,427)	(15,829)
Net increase	125,069	$1,374,370

	YEAR ENDED 8/31/21
Class C	Shares	Amount
Shares sold	5,480	$59,508
Shares issued in connection with reinvestment of distributions	18	191
	5,498	59,699
Shares repurchased	(231)	(2,501)
Net increase	5,267	$57,198

	YEAR ENDED 8/31/21
Class R	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	19	204
	967	10,204
Shares repurchased	—	—
Net increase	967	$10,204

	YEAR ENDED 8/31/21
Class R3	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	20	211
	968	10,211
Shares repurchased	—	—
Net increase	968	$10,211

	YEAR ENDED 8/31/21
Class R4	Shares	Amount
Shares sold	948	$10,000
Shares issued in connection with reinvestment of distributions	20	220
	968	10,220
Shares repurchased	—	—
Net increase	968	$10,220

Retirement Advantage Funds 107

			YEAR ENDED 8/31/21
Class R5			Shares	Amount
Shares sold			948	$10,000
Shares issued in connection with reinvestment of distributions			21	225
			969	10,225
Shares repurchased			—	—
Net increase			969	$10,225

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	733,178	$7,982,382	505,111	$5,002,953
Shares issued in connection with
reinvestment of distributions	13,713	147,140	—	—
	746,891	8,129,522	505,111	5,002,953
Shares repurchased	(335,359)	(3,647,053)	(19,181)	(189,397)
Net increase	411,532	$4,482,469	485,930	$4,813,556

			YEAR ENDED 8/31/21
Class Y			Shares	Amount
Shares sold			983	$10,376
Shares issued in connection with reinvestment of distributions			21	225
			1,004	10,601
Shares repurchased			—	—
Net increase			1,004	$10,601

Maturity Fund

			YEAR ENDED 8/31/21
Class A			Shares	Amount
Shares sold			50,724	$554,906
Shares issued in connection with reinvestment of distributions			15	162
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund			953	10,123
			51,692	565,191
Shares repurchased			(1,500)	(16,190)
Net increase			50,192	$549,001

			YEAR ENDED 8/31/21
Class C			Shares	Amount
Shares sold			953	$10,000
Shares issued in connection with reinvestment of distributions			14	150
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund			953	10,112
			1,920	20,262
Shares repurchased			(952)	(10,250)
Net increase			968	$10,012

108 Retirement Advantage Funds

	YEAR ENDED 8/31/21
Class R	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	15	156
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,117
	1,921	20,273
Shares repurchased	(953)	(10,251)
Net increase	968	$10,022

	YEAR ENDED 8/31/21
Class R3	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	15	161
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,120
	1,921	20,281
Shares repurchased	(952)	(10,261)
Net increase	969	$10,020

	YEAR ENDED 8/31/21
Class R4	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	15	164
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,124
	1,921	20,288
Shares repurchased	(952)	(10,259)
Net increase	969	$10,029

	YEAR ENDED 8/31/21
Class R5	Shares	Amount
Shares sold	953	$10,000
Shares issued in connection with reinvestment of distributions	16	166
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund	953	10,127
	1,922	20,293
Shares repurchased	(953)	(10,269)
Net increase	969	$10,024

Retirement Advantage Funds 109

			FOR THE PERIOD 12/31/19
			(COMMENCEMENT OF OPERATIONS)
	YEAR ENDED 8/31/21		TO 8/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	689,692	$7,426,542	209,052	$2,104,120
Shares issued in connection with
reinvestment of distributions	12,844	136,526	—	—
Shares issued in connection with the
merger of Putnam Retirement
Advantage 2020 Fund	361,374	3,839,132	—	—
	1,063,910	11,402,200	209,052	2,104,120
Shares repurchased	(291,050)	(3,102,976)	(4,866)	(49,932)
Net increase	772,860	$8,299,224	204,186	$2,054,188

			YEAR ENDED 8/31/21
Class Y			Shares	Amount
Shares sold			953	$10,000
Shares issued in connection with reinvestment of distributions			16	166
Shares issued in connection with the merger of Putnam Retirement
Advantage 2020 Fund			953	10,127
			1,922	20,293
Shares repurchased			(953)	(10,269)
Net increase			969	$10,024

110 Retirement Advantage Funds

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the end of
	Shares owned	shares outstanding	the reporting period
2065 Fund class A	1,000	57.41%	$11,880
2065 Fund class C	1,000	100.00	11,821
2065 Fund class R	1,000	100.00	11,849
2065 Fund class R3	1,000	100.00	11,868
2065 Fund class R4	1,000	100.00	11,888
2065 Fund class R5	1,000	100.00	11,900
2065 Fund class R6	1,000	100.00	11,908
2065 Fund class Y	1,000	44.80	11,900
2060 Fund class A	949	18.31	12,963
2060 Fund class C	946	100.00	12,860
2060 Fund class R	947	100.00	12,901
2060 Fund class R3	948	100.00	12,931
2060 Fund class R4	949	100.00	12,961
2060 Fund class R5	949	100.00	12,979
2060 Fund class R6	1,012	1.85	13,844
2060 Fund class Y	949	79.08	12,973
2055 Fund class A	958	35.23	12,866
2055 Fund class C	956	100.00	12,777
2055 Fund class R	957	100.00	12,818
2055 Fund class R3	957	100.00	12,848
2055 Fund class R4	958	100.00	12,877
2055 Fund class R5	959	100.00	12,895
2055 Fund class R6	1,019	0.60	13,716
2055 Fund class Y	959	98.66	12,899
2050 Fund class A	963	65.91	12,740
2050 Fund class C	960	100.00	12,650
2050 Fund class R	962	100.00	12,691
2050 Fund class R3	962	100.00	12,720
2050 Fund class R4	963	100.00	12,749
2050 Fund class R5	963	100.00	12,767
2050 Fund class R6	1,022	0.34	13,552
2050 Fund class Y	963	100.00	12,767
2045 Fund class A	959	6.17	12,601
2045 Fund class C	956	51.51	12,514
2045 Fund class R	957	100.00	12,551
2045 Fund class R3	958	100.00	12,580
2045 Fund class R4	958	100.00	12,609
2045 Fund class R5	959	100.00	12,626
2045 Fund class R6	1,012	0.18	13,338
2045 Fund class Y	959	100.00	12,624

Retirement Advantage Funds 111

		Percentage of	Fair value at the end of
	Shares owned	shares outstanding	the reporting period
2040 Fund class A	964	17.76	$12,445
2040 Fund class C	961	89.40	12,358
2040 Fund class R	962	100.00	12,399
2040 Fund class R3	963	100.00	12,428
2040 Fund class R4	964	100.00	12,456
2040 Fund class R5	964	100.00	12,473
2040 Fund class R6	1,017	0.18	13,170
2040 Fund class Y	964	100.00	12,473
2035 Fund class A	962	2.71	12,160
2035 Fund class C	960	100.00	12,078
2035 Fund class R	961	100.00	12,117
2035 Fund class R3	962	100.00	12,145
2035 Fund class R4	962	100.00	12,173
2035 Fund class R5	963	100.00	12,190
2035 Fund class R6	1,017	0.11	12,885
2035 Fund class Y	963	59.89	12,192
2030 Fund class A	959	6.05	11,786
2030 Fund class C	956	43.22	11,692
2030 Fund class R	957	100.00	11,735
2030 Fund class R3	958	100.00	11,762
2030 Fund class R4	959	100.00	11,789
2030 Fund class R5	959	100.00	11,805
2030 Fund class R6	1,013	0.11	12,470
2030 Fund class Y	959	97.26	11,805
2025 Fund class A	969	0.77	11,105
2025 Fund class C	966	18.34	11,032
2025 Fund class R	967	100.00	11,061
2025 Fund class R3	968	100.00	11,087
2025 Fund class R4	968	100.00	11,112
2025 Fund class R5	969	100.00	11,127
2025 Fund class R6	1,022	0.11	11,743
2025 Fund class Y	969	96.51	11,134
Maturity Fund class A	969	1.93	10,911
Maturity Fund class C	968	100.00	10,830
Maturity Fund class R	968	100.00	10,865
Maturity Fund class R3	969	100.00	10,889
Maturity Fund class R4	969	100.00	10,915
Maturity Fund class R5	969	100.00	10,928
Maturity Fund class R6	1,017	0.10	11,482
Maturity Fund class Y	969	100.00	10,930

112 Retirement Advantage Funds

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2065 Fund	12.2%
2060 Fund	7.6%, 7.8%, 8.9%, 49.9%
2055 Fund	16.8%, 32.6%, 33.8%
2050 Fund	7.3%, 9.9%, 29.8%, 41.2%
2045 Fund	19.1%, 23.8%, 37.9%
2040 Fund	6.0%, 6.3%, 30.6%, 45.2%
2035 Fund	5.7%, 29.1%, 36.3%
2030 Fund	8.9%, 10.9%, 28.5%, 29.9%
2025 Fund	5.0%, 5.6%, 12.2%, 25.9%, 26.5%
Maturity Fund	8.1%, 12.7%, 16.4%, 37.8%

Retirement Advantage Funds 113

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$—	$79,498	$470	$—	$—	$46	$13,543	5,500	$92,617
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	22,241	5	—	—	—	3,139	1,146	25,375
Putnam Short Term Investment Fund
Class G	—	652	123	1	—	—	—	529	529
Totals	$—	$102,391	$598	$1	$—	$46	$16,682		$118,521

2060 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$271,286	$658,674	$420,686	$5,296	$13,898	$93,360	$83,304	40,733	$685,938
Putnam Dynamic Asset Allocation
Growth Fund Class P	73,364	206,664	116,165	1,377	—	23,376	22,229	9,457	209,468
Putnam Short Term Investment Fund
Class G	1,573	5,946	3,035	4	—	—	—	4,484	4,484
Totals	$346,223	$871,284	$539,886	$6,677	$13,898	$116,736	$105,533		$899,890

2055 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$757,976	$880,572	$604,391	$9,948	$26,102	$157,293	$161,228	80,325	$1,352,678
Putnam Dynamic Asset Allocation
Growth Fund Class P	470,404	698,871	349,844	6,204	—	82,349	120,899	46,171	1,022,679
Putnam Short Term Investment Fund
Class G	5,560	11,516	4,962	13	—	—	—	12,114	12,114
Totals	$1,233,940	$1,590,959	$959,197	$16,165	$26,102	$239,642	$282,127		$2,387,471

2050 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$746,714	$1,050,953	$827,122	$10,015	$26,279	$188,810	$109,865	75,369	$1,269,220
Putnam Dynamic Asset Allocation
Growth Fund Class P	1,262,746	2,153,020	1,218,646	17,264	—	256,736	280,960	123,468	2,734,816
Putnam Short Term Investment Fund
Class G	9,179	21,965	10,614	23	—	—	—	20,530	20,530
Totals	$2,018,639	$3,225,938	$2,056,382	$27,302	$26,279	$445,546	$390,825		$4,024,566

114 Retirement Advantage Funds	Retirement Advantage Funds 115

2045 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Dynamic Asset Allocation
Equity Fund Class P	$577,426	$530,955	$577,934	$6,636	$17,413	$132,163	$42,984	41,900	$705,594
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,672,404	4,231,964	2,251,914	44,473	—	539,246	788,242	315,122	6,979,942
Putnam Short Term Investment Fund
Class G	43,131	98,709	34,267	109	—	—	—	107,573	107,573
Totals	$4,292,961	$4,861,628	$2,864,115	$51,218	$17,413	$671,409	$831,226		$7,793,109

2040 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$289,597	$821,878	$224,198	$7,057	$2,482	$36,283	$71,579	53,445	$995,139
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,936,529	3,431,133	2,432,035	42,468	—	524,967	671,149	276,828	6,131,743
Putnam Short Term Investment Fund
Class G	107,253	156,122	62,606	221	—	—	—	200,769	200,769
Totals	$4,333,379	$4,409,133	$2,718,839	$49,746	$2,482	$561,250	$742,728		$7,327,651

2035 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$3,184,565	$5,718,777	$2,260,396	$65,334	$25,488	$380,130	$513,129	404,737	$7,536,205
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,099,325	3,498,274	2,825,295	32,916	—	620,184	260,132	210,051	4,652,620
Putnam Short Term Investment Fund
Class G	210,636	392,779	146,214	441	—	—	—	457,201	457,201
Totals	$6,494,526	$9,609,830	$5,231,905	$98,691	$25,488	$1,000,314	$773,261		$12,646,026

2030 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Income Strategies Portfolio	$188,493	$776,277	$229,624	$6,639	$—	$15,397	$25,362	68,786	$775,905
Putnam Dynamic Asset Allocation
Balanced Fund Class P	5,101,256	7,395,118	4,536,297	97,535	35,820	769,528	458,267	493,441	9,187,872
Putnam Dynamic Asset Allocation
Conservative Fund Class P	171,986	1,250,411	268,106	10,278	5,836	13,627	38,779	99,317	1,206,697
Putnam Short Term Investment Fund
Class G	235,197	461,518	183,070	498	—	—	—	513,645	513,645
Totals	$5,696,932	$9,883,324	$5,217,097	$114,950	$41,656	$798,552	$522,408		$11,684,119

116 Retirement Advantage Funds	Retirement Advantage Funds 117

2025 Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 8/31/21	as of 8/31/21
Putnam Income Strategies Portfolio	$929,093	$2,558,030	$750,748	$28,870	$—	$60,834	$83,113	255,348	$2,880,322
Putnam Dynamic Asset Allocation
Balanced Fund Class P	1,227,998	1,638,502	1,360,542	20,441	8,427	180,618	51,355	93,337	1,737,931
Putnam Dynamic Asset Allocation
Conservative Fund Class P	2,743,529	6,026,053	2,370,205	85,201	82,979	161,177	171,426	554,072	6,731,980
Putnam Short Term Investment Fund
Class G	236,275	474,157	185,706	517	—	—	—	524,726	524,726
Totals	$5,136,895	$10,696,742	$4,667,201	$135,029	$91,406	$402,629	$305,894		$11,874,959

Maturity Fund
							Change in
							unrealized	Shares
	Fair value	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	as of 8/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)*	as of 8/31/21	as of 8/31/21
Putnam Income Strategies Portfolio	$2,153,227	$11,922,462	$3,201,007	$162,295	$—	$211,934	$589,580	1,035,124	$11,676,196
Totals	$2,153,227	$11,922,462	$3,201,007	$162,295	$—	$211,934	$589,580		$11,676,196

* Includes $194,636 from merger of Putnam Retirement Advantage 2020 Fund (Note 8).

Note 6: Initial capitalization and offering of shares

Putnam Retirement Advantage 2065 Fund was established as a series of the Trust on December 30, 2020 and commenced operations on December 30, 2020. Prior to December 30, 2020, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

The following funds were established as a series of the Trust on December 31, 2019. Prior to December 31, 2019, the funds had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of class R6 shares:

	Capital contribution	Shares issued
2060 Fund	$10,000	1,000
2055 Fund	$10,000	1,000
2050 Fund	$10,000	1,000
2045 Fund	$10,000	1,000
2040 Fund	$10,000	1,000
2035 Fund	$10,000	1,000
2030 Fund	$10,000	1,000
2025 Fund	$10,000	1,000
Maturity Fund	$10,000	1,000

118 Retirement Advantage Funds	Retirement Advantage Funds 119

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact each fund’s performance.

Note 8: Acquisition of Putnam Retirement Advantage 2020 Fund

On November 23, 2020, Putnam Retirement Advantage Maturity Fund issued 953, 953, 953, 953, 953, 953, 361,374 and 953 class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares, respectively, for 959, 959, 959, 959, 959, 960, 363, 828, and 960 class A, class C, class R, class R3, class R4, class R5, class R6 and class Y shares of Putnam Retirement Advantage 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combined two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders The investment portfolio of Putnam Retirement Advantage 2020 Fund, with a fair value of $3,912,000 and an identified cost of $3,717,364 at November 20, 2020, was the principal asset acquired by Putnam Retirement Advantage Maturity Fund. The net assets of Putnam Retirement Advantage Maturity Fund and Putnam Retirement Advantage 2020 Fund on November 20, 2020, were $4,277,893 and $3,909,981, respectively. On November 20, 2020, Putnam Retirement Advantage 2020 Fund had distributions in excess of net investment income of $481, accumulated net realized loss of $7,047 and unrealized appreciation of $194,636. The aggregate net assets of the fund immediately following the acquisition were $8,187,874.

Information presented in the Statement of operations and changes in net assets reflect only the operations of Putnam Retirement Advantage Maturity Fund.

Assuming the acquisition had been completed on September 1, 2020, Putnam Retirement Advantage Maturity Fund’s pro forma results of operations for the reporting period are as follows:

Net investment income	$144,651
Net gain on investments	$655,285
Net increase in net assets resulting from operations	$799,936

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam Retirement Advantage 2020 Fund that have been included in Putnam Retirement Advantage Maturity Fund’s Statement of operations for the current fiscal period.

120 Retirement Advantage Funds

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designate the following monies as a capital gain dividend with respect to the taxable year ended August 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Amount
2065 Fund	$—
2060 Fund	30,485
2055 Fund	190,454
2050 Fund	156,860
2045 Fund	356,970
2040 Fund	270,751
2035 Fund	333,856
2030 Fund	389,895
2025 Fund	168,784
Maturity Fund	31,602

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %
2065 Fund	—
2060 Fund	6.04%
2055 Fund	14.50
2050 Fund	7.59
2045 Fund	12.11
2040 Fund	12.25
2035 Fund	7.63
2030 Fund	7.92
2025 Fund	5.78
Maturity Fund	7.19

For the reporting period, the fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %
2065 Fund	—
2060 Fund	6.04%
2055 Fund	14.50
2050 Fund	7.59
2045 Fund	12.11
2040 Fund	12.54
2035 Fund	8.81
2030 Fund	10.50
2025 Fund	8.07
Maturity Fund	7.32

The Form 1099 that will be mailed to you in January 2022 will show the tax status of all distributions paid to your account in calendar 2021.

Retirement Advantage Funds 121

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Private investor

Other directorships: Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; Director of Ascent Resources, LLC, a private independent exploration and production company; Director of Texas American Resources Company II, a private, independent oil and gas exploration and production company; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.

Other directorships: Vice Chair of the Board of Directors of the Whitehead Institute for Biomedical Research, a non-profit biomedical research institute; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.

Kenneth R. Leibler

Born 1949, Trustee since 2006
Vice Chair from 2016 to 2018,
and Chair since 2018

Principal occupations during past five years: Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

122 Retirement Advantage Funds

George Putnam, III

Born 1951, Trustee since 1984

Principal occupations during past five years: Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.

Other directorships: Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Manoj P. Singh

Born 1952, Trustee since 2017

Principal occupations during past five years: Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.

Other directorships: Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.

Mona K. Sutphen

Born 1967, Trustee since 2020

Principal occupations during past five years: Senior Advisor at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.

Other directorships: Director of Unitek Learning, a private nursing and medical services education provider in the United States; Director of Pattern Energy Group LP, a private renewable energy company; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs.

INTERESTED TRUSTEE

Robert L. Reynolds*

Trustee since 2008 and President and Chief Executive Officer of Putnam Investments since 2008

Principal occupations during past five years: President and Chief Executive Officer of Putnam Investments; President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products; President and Chief Executive Officer of Great-West Lifeco U.S. Inc., a holding company that owns Putnam Investments and Great-West Financial; and member of Putnam Investments' and Great-West Financial's Board of Directors.

Other directorships: Director of West Virginia University Foundation; director of the Concord Museum; director of Dana-Farber Cancer Institute; Chairman of Massachusetts Competitive Partnership; director of Boston Chamber of Commerce; member of the Chief Executives Club of Boston; member of the National Innovation Initiative; member of the Massachusetts General Hospital President's Council; member of the Council on Competitiveness; and previously the President of the Commercial Club of Boston.

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of August 31, 2021, there were 100 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Retirement Advantage Funds 123

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments, and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Stephen J. Tate (Born 1974)
Since 2004	Vice President and Chief Legal Officer
Since 2021
Richard T. Kircher (Born 1962)	General Counsel, Putnam Investments,
Vice President and BSA Compliance Officer	Putnam Management, and Putnam Retail Management
Since 2019
Assistant Director, Operational Compliance, Putnam	Mark C. Trenchard (Born 1962)
Investments and Putnam Retail Management	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

124 Retirement Advantage Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Liaquat Ahamed	Principal Executive Officer,
100 Federal Street	Ravi Akhoury	and Compliance Liaison
Boston, MA 02110	Barbara M. Baumann
	Katinka Domotorffy	Richard T. Kircher
Investment Sub-Advisor	Catharine Bond Hill	Vice President and BSA
Putnam Investments Limited	Paul L. Joskow	Compliance Officer
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Susan G. Malloy
	Manoj P. Singh	Vice President and
Marketing Services	Mona K. Sutphen	Assistant Treasurer
Putnam Retail Management
100 Federal Street	Officers	Denere P. Poulack
Boston, MA 02110	Robert L. Reynolds	Assistant Vice President,
	President	Assistant Clerk, and
Custodian		Assistant Treasurer
State Street Bank	James F. Clark
and Trust Company	Vice President, Chief Compliance	Janet C. Smith
	Officer, and Chief Risk Officer	Vice President,
Legal Counsel		Principal Financial Officer,
Ropes & Gray LLP	Nancy E. Florek	Principal Accounting Officer,
	Vice President, Director of	and Assistant Treasurer
Independent Registered Public	Proxy Voting and Corporate
Accounting Firm	Governance, Assistant Clerk,	Stephen J. Tate
PricewaterhouseCoopers LLP	and Assistant Treasurer	Vice President and
Chief Legal Officer
Michael J. Higgins
	Vice President, Treasurer,	Mark C. Trenchard
	and Clerk	Vice President

This report is for the information of shareholders of Putnam Retirement Advantage Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of the underlying funds, which are described in their prospectuses. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In April 2021, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employees may invest in the Putnam Exchange Traded Funds (ETFs) with preclearing requirements for certain individuals (ii) All employees must hold Putnam ETFs in an approved Putnam broker (iii) All access persons must report Putnam ETF trades or holdings in the quarterly transaction report or annual holdings report.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

August 31, 2021	$140,000	$17,500**	$62,634	$ —
August 31, 2020*	$164,775	$ —	$54,536	$ —

*	For the period December 31, 2019 (commencement of operations) to August 31, 2020.
**	Fees related to a merger.

For the fiscal years ended August 31, 2021 and August 31, 2020, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $345,033 and $400,378 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

August 31, 2021	$ —	$264,899	$ —	$ —
August 31, 2020*	$ —	$345,842	$ —	$ —

*	For the period December 31, 2019 (commencement of operations) to August 31, 2020.

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: October 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: October 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: October 26, 2021